RIMCO MONUMENT FUNDS
COMBINED PROSPECTUS

RIMCO Monument Funds (the "Trust"), an open-end management investment company (a mutual fund), offers investors interests in the following five separate investment portfolios (the "Funds"), each having a distinct investment objective and policies:

     - RIMCO Monument U.S. Treasury Money Market Fund;
     - RIMCO Monument Prime Money Market Fund;
       Class A Shares
       Class B Shares
     - RIMCO Monument Bond Fund;
     - RIMCO Monument Stock Fund; and
     - RIMCO Monument Small Capitalization Equity Fund.

The investment adviser to the Funds is Riggs Investment Management Corp. ("RIMCO"), a subsidiary of Riggs Bank N.A. ("Riggs Bank"). Federated Securities Corp. is the distributor. This combined prospectus contains the information you should read and know before you invest in any of the Funds in the Trust. Keep this prospectus for future reference.

Additional information about the Trust is contained in the Trust's combined Statement of Additional Information dated June 30, 1996 which has also been filed with the Securities and Exchange Commission ("SEC"). The information contained in the combined Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information free of charge, obtain other information, or make inquiries about any of the Funds by writing to the Trust or calling (301) 887-4280, or outside the Washington, D.C. metropolitan area by calling toll-free 1-800-934-3883.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT FDIC INSURED AND ARE NOT DEPOSITS OR OBLIGATIONS OF OR GUARANTEED BY RIGGS BANK. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

THE PRIME MONEY MARKET FUND AND U.S. TREASURY MONEY MARKET FUND ATTEMPT TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE, BUT THERE IS NO ASSURANCE THAT THESE FUNDS WILL BE ABLE TO DO SO.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Prospectus dated June 30, 1996 (Revised November 4, 1996)


TABLE OF CONTENTS
--------------------------------------------------------------------------------

SYNOPSIS                                                                       1
------------------------------------------------------

EXPENSES OF THE FUNDS                                                          3
------------------------------------------------------

FINANCIAL HIGHLIGHTS                                                           6
------------------------------------------------------

OBJECTIVE OF EACH FUND                                                        12
------------------------------------------------------

  U.S. Treasury Money Market Fund                                             12
  Prime Money Market Fund                                                     12
  Bond Fund                                                                   15
  Stock Fund                                                                  17
  Small Capitalization Fund                                                   18

PORTFOLIO INVESTMENTS AND STRATEGIES                                          20
------------------------------------------------------

  Borrowing Money                                                             20
  Diversification                                                             20
  Restricted and Illiquid Securities                                          20
  Investing in New Issuers                                                    21
  Repurchase Agreements                                                       21
  When-Issued and Delayed
     Delivery Transactions                                                    21
  Lending of Portfolio Securities                                             21
  Convertible Securities                                                      22
  U.S. Government Securities                                                  22
  Equity Investment Considerations
     and Risk Factors                                                         22
  Put and Call Options                                                        23
  Futures and Options on Futures                                              23
  Investing in Securities of Other
     Investment Companies                                                     24
  Demand Master Notes                                                         25
  Foreign Investments                                                         25
  Temporary Investments                                                       25

RIMCO MONUMENT FUNDS INFORMATION                                              25
------------------------------------------------------

  Management of RIMCO Monument Funds 25
  Distribution of Shares of the Funds                                         27
  Administration of the Funds                                                 28

NET ASSET VALUE                                                               28
------------------------------------------------------

INVESTING IN THE FUNDS                                                        29
------------------------------------------------------

  Share Purchases                                                             29
  Minimum Investment Required                                                 30
  What Shares Cost                                                            30
  Sales Charge Reductions                                                     32
  Sales Charge Waivers                                                        33
  Systematic Investment Program                                               34
  Retirement Plans                                                            34
  Certificates and Confirmations                                              34
  Dividends                                                                   34
  Capital Gains                                                               34

EXCHANGES                                                                     35
------------------------------------------------------

REDEEMING SHARES                                                              36
------------------------------------------------------

  Systematic Withdrawal Program                                               37
  Accounts with Low Balances                                                  38

SHAREHOLDER INFORMATION                                                       38
------------------------------------------------------

  Voting Rights                                                               38
EFFECT OF BANKING LAWS                                                        38
------------------------------------------------------

TAX INFORMATION                                                               39
------------------------------------------------------

  Federal Income Tax                                                          39

PERFORMANCE INFORMATION                                                       39
------------------------------------------------------

ADDRESSES                                                                     41
------------------------------------------------------


SYNOPSIS
--------------------------------------------------------------------------------

The Trust, an open-end management investment company, was established as a Massachusetts business trust under a Declaration of Trust dated April 1, 1991. The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities. The shares of any one portfolio may be offered in separate classes. The Funds are designed for customers of financial institutions such as banks, fiduciaries, custodians of public funds and investment advisers.

As of the date of this prospectus, the Trust is comprised of the following five
Funds:

     - RIMCO Monument U.S. Treasury Money Market Fund ("U.S. Treasury Money Market Fund")--seeks to provide current income consistent with stability of principal and liquidity by investing in U.S. Treasury obligations.
     - RIMCO Monument Prime Money Market Fund ("Prime Money Market Fund" and together with the U.S. Treasury Money Market Fund, the "Money Market Funds")--seeks to provide current income consistent with stability of principal and liquidity by investing exclusively in a portfolio of money market instruments maturing in 13 months or less.

     - RIMCO Monument Bond Fund ("Bond Fund")--seeks to achieve current income by investing in a diversified portfolio of investment grade securities and will attempt to maintain an average weighted portfolio maturity of between five and ten years.

     - RIMCO Monument Stock Fund ("Stock Fund")--seeks to provide growth of capital and income primarily through equity investments such as common stocks and securities convertible into common stocks.

     - RIMCO Monument Small Capitalization Equity Fund ("Small Capitalization Fund")--seeks to provide long-term capital appreciation through equity securities of companies that have a market value capitalization of up to $1 billion.

For information on how to purchase shares of any of the Funds please refer to "Investing in the Funds." In most cases, a minimum initial investment of $500 is required for each Fund. In most cases, subsequent investments must be in amounts of at least $100. See "Minimum Investment Required." Shares of the Prime Money Market Fund are issued in two classes: Class A Shares and Class B Shares. Class B Shares are available for investment through certain intermediaries and institutional accounts, such as employee benefit plans, and in connection with a Cash Sweep Program offered by Riggs Bank, and are subject to a Rule 12b-1 distribution fee at an annual rate of 0.50% of the average daily net asset value of the Fund's Class B Shares. Class A and Class B Shares of the Prime Money Market Fund and shares of the U.S. Treasury Money Market Fund are sold at net asset value without a sales charge. Shares of the Bond Fund are sold at net asset value plus a maximum sales charge of 4.75%, and shares of the Stock and Small Capitalization Funds are sold at net asset value plus a maximum sales charge of 5.75%, which may be reduced or waived as discussed under "What Shares Cost." Shares of each Fund are redeemed at net asset value. Information on redeeming shares may be found under "Redeeming Shares." The Funds are advised by Riggs Investment Management Corp.


RISK FACTORS. Investors should be aware of the following general considerations. The market value of fixed-income securities, which constitute a major part of the investments of several Funds, may vary inversely in response to changes in prevailing interest rates. The market value of the equity securities in which some of the Funds invest will also fluctuate, and the possibility exists that the value of common stocks could decline over short or even extended periods of time. The section entitled "Equity Investment Considerations and Risk Factors" also discloses the potential risks related to small capitalization stocks. The foreign securities in which several Funds may invest may be subject to certain risks in addition to those inherent in U.S. investments. One or more Funds may make certain investments and employ certain investment techniques that involve other risks, including entering into repurchase agreements, lending portfolio securities and entering into futures contracts and related options as hedges. These risks and those associated with investing in mortgage-backed securities, when-issued securities, options and variable rate securities are described under "Objective of Each Fund" and "Portfolio Investments and Strategies."


EXPENSES OF THE FUNDS--MONEY MARKET FUNDS
--------------------------------------------------------------------------------

                                   SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price).................     None
Maximum Sales Charge Imposed on Reinvested Dividends (as a percentage of offering price)......     None
Contingent Deferred Sales Charge (as a percentage of original purchase price or
  redemption proceeds, as applicable).........................................................     None
Redemption Fees (as a percentage of amount redeemed, if applicable)...........................     None
Exchange Fee..................................................................................     None
                                    ANNUAL FUND OPERATING EXPENSES
                                (As a percentage of average net assets)

                                                                         PRIME MONEY MARKET FUND
                                                                       ----------------------------
                                                    U.S. TREASURY        CLASS A         CLASS B
                                                  MONEY MARKET FUND       SHARES          SHARES
                                                  -----------------    ------------    ------------
Management Fee (after waiver)(1)................          0.32%             0.31%           0.31%
12b-1 Fee.......................................           None              None           0.50%
Total Other Expenses............................          0.28%             0.20%           0.20%
    Total Annual Fund Operating Expenses(2).....          0.60%             0.51%           1.01%


(1) The management fee of each Fund has been reduced to reflect the voluntary waiver by the investment adviser. The adviser can terminate this voluntary waiver of expenses at any time at its sole discretion. With respect to each Fund, the maximum management fee is 0.50%.

(2) The Annual Fund Operating Expenses for the fiscal year ended April 30, 1996 were 1.07% for Class B shares of the Prime Money Market Fund. Absent the voluntary waiver of the management fees, as described in footnote number one above, the Annual Fund Operating Expenses would have been: 0.78% for the U.S. Treasury Money Market Fund, 0.70% for Class A shares of the Prime Money Market Fund, and 1.26% for Class B shares of the Prime Money Market Fund.

    The purpose of this table is to assist the investor in understanding the various costs and expenses that a shareholder in the Funds will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "RIMCO Monument Funds Information." Wire-transferred redemptions of less than $5,000 or in excess of one per month may be subject to additional fees.

    Long-term shareholders of Class B Shares of Prime Money Market-Fund may pay more than the economic equivalent of the maximum front-end sales load permitted under the rules of the National Association of Securities Dealers, Inc. ("NASD"). However, in order for an investor in Class B Shares of Prime Money Market Fund to exceed the NASD's maximum front-end sales charge of 6.25%, a continuous investment in Class B Shares for 25 years would be required.

                                                                         PRIME MONEY MARKET FUND
                                                                       ----------------------------
                                                    U.S. TREASURY        CLASS A         CLASS B
                    EXAMPLE                       MONEY MARKET FUND       SHARES          SHARES
------------------------------------------------  -----------------    ------------    ------------
You would pay the following expenses on a $1,000
investment assuming (1) 5% annual return; (2)
redemption at the end of each time period.
   1 Year.......................................         $ 6               $  5            $ 10
   3 Years......................................         $19               $ 16            $ 32
   5 Years......................................         $33               $ 29            $ 56
  10 Years......................................         $75               $ 64            $124


    THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.



EXPENSES OF THE FUNDS--BOND FUND AND STOCK FUND
--------------------------------------------------------------------------------

                        SHAREHOLDER TRANSACTION EXPENSES

                                                                          BOND FUND    STOCK FUND
                                                                          ---------    ----------
Maximum Sales Charge Imposed on Purchases (as a percentage of offering
  price)...............................................................     4.75%        5.75%
Maximum Sales Charge Imposed on Reinvested Dividends
  (as a percentage of offering price)..................................      None         None
Contingent Deferred Sales Charge (as a percentage of original purchase
  price or redemption proceeds, as applicable).........................      None         None
Redemption Fees (as a percentage of amount redeemed, if applicable)....      None         None
Exchange Fee...........................................................      None         None
                                 ANNUAL FUND OPERATING EXPENSES
                             (As a percentage of average net assets)

                                                                          BOND FUND    STOCK FUND
                                                                          ---------    ----------
Management Fee (after waiver) (1)......................................     0.35%         0.63%
12b-1 Fee..............................................................   None...          None
Total Other Expenses...................................................     0.60%         0.33%
    Total Annual Fund Operating Expenses (2)...........................     0.95%         0.96%

 (1) The management fee of each Fund has been reduced to reflect the voluntary waiver by the investment adviser. The adviser can terminate this voluntary waiver of expenses at any time at its sole discretion. With respect to each Fund, the maximum management fee is 0.75%.

 (2) The Annual Fund Operating Expenses for the fiscal year ended April 30, 1996 were 0.80% for the Bond Fund, and 0.96% for the Stock Fund. Absent the voluntary waiver of the management fee, as described in footnote number one above, the Annual Fund Operating Expenses would have been 1.20% for the Bond Fund, and 1.08% for the Stock Fund. The Annual Fund Operating Expenses for the Bond Fund, in the table above, are based on expenses expected to be incurred during the fiscal year ending April 30, 1997. During the course of this period, expenses may be more or less than the average amount shown above.

    The purpose of this table is to assist the investor in understanding the various costs and expenses that a shareholder in the Funds will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "RIMCO Monument Funds Information." Wire-transferred redemptions of less than $5,000 or in excess of one per month may be subject to additional fees.

                                EXAMPLE                                   BOND FUND    STOCK FUND
-----------------------------------------------------------------------   ---------    ----------
You would pay the following expenses on a $1,000 investment assuming
(1) 5% annual return; (2) redemption at the end of each time period;
and (3) payment of the maximum sales charge. As noted in the table above, the Funds charge no contingent deferred sales charge.
   1 Year..............................................................     $  57         $ 67
   3 Years.............................................................     $  76         $ 86
   5 Years.............................................................     $  98         $108
  10 Years.............................................................     $ 159         $169


    THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.



EXPENSES OF THE FUNDS--SMALL CAPITALIZATION FUND
--------------------------------------------------------------------------------

                              SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price).......    5.75%
Maximum Sales Charge Imposed on Reinvested Dividends (as a percentage of offering
  price)............................................................................     None
Contingent Deferred Sales Charge (as a percentage of original purchase price or
  redemption proceeds, as applicable)...............................................     None
Redemption Fees (as a percentage of amount redeemed, if applicable).................     None
Exchange Fee........................................................................     None
                               ANNUAL FUND OPERATING EXPENSES
                           (As a percentage of average net assets)
Management Fee (after waiver)(1)....................................................    0.40%
12b-1 Fee...........................................................................     None
Total Other Expenses................................................................    0.60%
     Total Annual Fund Operating Expenses(2)........................................    1.00%


(1) The management fee has been reduced to reflect the voluntary waiver by the investment adviser. The adviser can terminate this voluntary waiver of expenses at any time at its sole discretion. The maximum management fee is 0.80%.

(2) The Annual Total Fund Operating Expenses for the fiscal year ended April 30, 1996 were 1.14%. Absent the voluntary waiver of the management fee, as described in footnote number one above, the Annual Fund Operating Expenses are expected to be 1.40%.

     The purpose of this table is to assist the investor in understanding the various costs and expenses that a shareholder in the Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "RIMCO Monument Funds Information." Wire-transferred redemptions of less than $5,000 or in excess of one per month may be subject to additional fees.


                        EXAMPLE                            1 year    3 years    5 years    10 years
--------------------------------------------------------   ------    -------    -------    --------
You would pay the following expenses on a $1,000 invest-
ment assuming (1) 5% annual return; (2) redemption at
the end of each time period; and (3) payment of the
maximum sales charge. As noted in the table above, the
Funds charge no contingent deferred sales charge........    $67        $88       $110        $173



     THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


RIMCO MONUMENT U.S. TREASURY MONEY MARKET FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

The following table has been audited by Ernst & Young LLP, the Trust's independent auditors. Their report dated June 14, 1996, on the Trust's financial statements for the year ended April 30, 1996, is included in the combined Annual Report, which is incorporated herein by reference. This table should be read in conjunction with the Fund's financial statements and notes thereto, which may be obtained free of charge from the Trust.

                                                                    YEAR ENDED APRIL 30,
                                                     ---------------------------------------------------
                                                      1996       1995       1994       1993      1992(a)
                                                     ------     ------     ------     ------     -------
NET ASSET VALUE, BEGINNING OF PERIOD                 $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
-------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
-------------------------------------------------
  Net investment income                                0.05       0.04       0.03       0.03       0.02
-------------------------------------------------    ------     ------     ------     ------     -------
LESS DISTRIBUTIONS
-------------------------------------------------
  Distributions from net investment income            (0.05)     (0.04)     (0.03)     (0.03)     (0.02 )
-------------------------------------------------    ------     ------     ------     ------     -------
NET ASSET VALUE, END OF PERIOD                       $ 1.00     $ 1.00     $ 1.00     $ 1.00     $ 1.00
-------------------------------------------------    ------     ------     ------     ------     -------
TOTAL RETURN(b)                                        5.28%      4.39%      2.64%      2.92%      2.37 %
-------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
-------------------------------------------------
  Expenses                                             0.60%      0.60%      0.56%      0.52%      0.41 %(c)
-------------------------------------------------
  Net investment income                                5.17%      4.33%      2.61%      2.86%      4.08 %(c)
-------------------------------------------------
  Expense waiver/reimbursement(d)                      0.18%      0.20%      0.16%      0.29%      0.42 %(c)
-------------------------------------------------
SUPPLEMENTAL DATA
-------------------------------------------------
  Net assets, end of period (000 omitted)            $107,104   $81,089    $106,948   $86,875    $51,039
-------------------------------------------------


(a) Reflects operations for the period from October 8, 1991 (date of initial public investment) to April 30, 1992.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) Computed on an annualized basis.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

Further information about the Fund's performance is contained in the Funds' annual report for the fiscal year ended April 30, 1996, which can be obtained free of charge.


RIMCO MONUMENT PRIME MONEY MARKET FUND

FINANCIAL HIGHLIGHTS--CLASS A SHARES
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

The following table has been audited by Ernst & Young LLP, the Trust's independent auditors. Their report dated June 14, 1996, on the Trust's financial statements for the year ended April 30, 1996, is included in the combined Annual Report, which is incorporated herein by reference. This table should be read in conjunction with the Fund's financial statements and notes thereto, which may be obtained free of charge from the Trust.

                                                                   YEAR ENDED APRIL 30,
                                                  ------------------------------------------------------
                                                   1996       1995          1994       1993      1992(a)
                                                  ------     -------       ------     ------     -------
NET ASSET VALUE, BEGINNING OF PERIOD              $ 1.00     $  1.00       $ 1.00     $ 1.00     $ 1.00
----------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
----------------------------------------------
  Net investment income                             0.05       0.047         0.03       0.04       0.03
----------------------------------------------
  Net realized loss on investments                    --      (0.003)          --         --         --
----------------------------------------------    ------     -------       ------     ------     -------
  Total from investment operations                  0.05       0.044         0.03       0.04       0.03
----------------------------------------------
LESS DISTRIBUTIONS
----------------------------------------------
  Distributions from net investment income         (0.05)     (0.047)       (0.03)     (0.04)     (0.03 )
----------------------------------------------
CAPITAL CONTRIBUTION                                  --       0.003           --         --         --
----------------------------------------------    ------     -------       ------     ------     -------
NET ASSET VALUE, END OF PERIOD                    $ 1.00     $  1.00       $ 1.00     $ 1.00     $ 1.00
----------------------------------------------    ------     -------       ------     ------     -------
TOTAL RETURN(b)                                     5.50%       4.84%(c)     3.08%      3.55%      2.90 %
----------------------------------------------
RATIOS TO AVERAGE NET ASSETS
----------------------------------------------
  Expenses                                          0.51%       0.44%        0.43%      0.41%      0.27 %(d)
----------------------------------------------
  Net investment income                             5.26%       4.72%        3.02%      3.46%      4.56 %(d)
----------------------------------------------
  Expense waiver/reimbursement(e)                   0.19%       0.24%        0.28%      0.31%      0.47 %(d)
----------------------------------------------
SUPPLEMENTAL DATA
----------------------------------------------
  Net assets, end of period (000 omitted)         $367,742   $284,059      $334,765   $277,267   $111,329
----------------------------------------------


(a) Reflects operations for the period from September 17, 1991 (date of initial public investment) to April 30, 1992.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) Total return would have remained at 4.84% absent the capital contribution by Riggs National Corp.

(d) Computed on an annualized basis.

(e) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

Further information about the Fund's performance is contained in the Funds' annual report for the fiscal year ended April 30, 1996, which can be obtained free of charge.


RIMCO MONUMENT PRIME MONEY MARKET FUND

FINANCIAL HIGHLIGHTS--CLASS B SHARES
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

The following table has been audited by Ernst & Young LLP, the Trust's independent auditors. Their report dated June 14, 1996, on the Trust's financial statements for the year ended April 30, 1996, is included in the combined Annual Report, which is incorporated herein by reference. This table should be read in conjunction with the Fund's financial statements and notes thereto, which may be obtained free of charge from the Trust.

                                                                                    PERIOD ENDED
                                                                                      APRIL 30,
                                                                                       1996(a)
                                                                                    -------------
NET ASSET VALUE, BEGINNING OF PERIOD                                                   $  1.00
--------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------
  Net investment income                                                                   0.02
--------------------------------------------------------------------------------     ---------
LESS DISTRIBUTIONS
--------------------------------------------------------------------------------
  Distributions from net investment income                                               (0.02)
--------------------------------------------------------------------------------     ---------
NET ASSETS VALUE, END OF PERIOD                                                        $  1.00
--------------------------------------------------------------------------------     ---------
TOTAL RETURN(b)                                                                           0.74%
--------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
--------------------------------------------------------------------------------
  Expenses                                                                                1.07%(c)
--------------------------------------------------------------------------------
  Net investment income                                                                   4.58%(c)
--------------------------------------------------------------------------------
  Expense waiver/reimbursement(d)                                                         0.19%(c)
--------------------------------------------------------------------------------
SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
  Net assets, end of period (000 omitted)                                                     $10
--------------------------------------------------------------------------------


(a) Reflects operations for the period from December 12, 1995 (date of initial public investment) to April 30, 1996.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) Computed on an annualized basis.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

Further information about the Fund's performance is contained in the Funds' annual report for the fiscal year ended April 30, 1996, which can be obtained free of charge.


RIMCO MONUMENT BOND FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

The following table has been audited by Ernst & Young LLP, the Trust's independent auditors. Their report dated June 14, 1996, on the Trust's financial statements for the year ended April 30, 1996, is included in the combined Annual Report, which is incorporated herein by reference. This table should be read in conjunction with the Fund's financial statements and notes thereto, which may be obtained free of charge from the Trust.

                                                                            YEAR ENDED APRIL 30,
                                                                  ----------------------------------------
                                                                   1996       1995       1994      1993(a)
                                                                  ------     ------     ------     -------
NET ASSET VALUE, BEGINNING OF PERIOD                              $ 9.35     $ 9.46     $10.40     $10.00
----------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
----------------------------------------------------------------
  Net investment income                                             0.59       0.56       0.53       0.60
----------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments            0.12      (0.11)     (0.38)      0.66
                                                                                                    -----
----------------------------------------------------------------  ------     ------     ------
  Total from investment operations                                  0.71       0.45       0.15       1.26
----------------------------------------------------------------
LESS DISTRIBUTIONS
----------------------------------------------------------------
  Distributions from net investment income                         (0.59)     (0.56)     (0.53)     (0.60 )
----------------------------------------------------------------
  Distributions from net realized gains                               --         --      (0.56)     (0.26 )
                                                                                                    -----
----------------------------------------------------------------  ------     ------     ------
  Total distributions                                              (0.59)     (0.56)     (1.09)     (0.86 )
                                                                                                    -----
----------------------------------------------------------------  ------     ------     ------
NET ASSET VALUE, END OF PERIOD                                    $ 9.47     $ 9.35     $ 9.46     $10.40
                                                                                                    -----
----------------------------------------------------------------  ------     ------     ------
TOTAL RETURN(b)                                                     7.60%      5.01%      1.10%     12.93 %
----------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
----------------------------------------------------------------
  Expenses                                                          0.80%      0.80%      0.68%      0.50 %(c)
----------------------------------------------------------------
  Net investment income                                             6.04%      6.06%      5.15%      5.95 %(c)
----------------------------------------------------------------
  Expense waiver/reimbursement(d)                                   0.40%      0.40%      0.48%      0.65 %(c)
----------------------------------------------------------------
SUPPLEMENTAL DATA
----------------------------------------------------------------
  Net assets, end of period (000 omitted)                         $50,919    $46,820    $47,552    $44,668
----------------------------------------------------------------
  Portfolio turnover                                                 128%       262%       344%       371 %
----------------------------------------------------------------


(a) Reflects operations for the period from May 11, 1992 (date of initial public investment) to April 30, 1993.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) Computed on an annualized basis.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

Further information about the Fund's performance is contained in the Funds' annual report for the fiscal year ended April 30, 1996, which can be obtained free of charge.


RIMCO MONUMENT STOCK FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

The following table has been audited by Ernst & Young LLP, the Trust's independent auditors. Their report dated June 14, 1996, on the Trust's financial statements for the year ended April 30, 1996, is included in the combined Annual Report, which is incorporated herein by reference. This table should be read in conjunction with the Fund's financial statements and notes thereto, which may be obtained free of charge from the Trust.

                                                                        YEAR ENDED APRIL 30,
                                                              ----------------------------------------
                                                               1996       1995       1994      1993(a)
                                                              ------     ------     ------     -------
NET ASSET VALUE, BEGINNING OF PERIOD                          $12.69     $11.89     $10.46     $10.00
----------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
----------------------------------------------------------
  Net investment income                                         0.18       0.20       0.16       0.21
----------------------------------------------------------
  Net realized and unrealized gain on investments               4.00       1.39       1.44       0.46
----------------------------------------------------------    ------     ------     ------     -------
  Total from investment operations                              4.18       1.59       1.60       0.67
----------------------------------------------------------
LESS DISTRIBUTIONS
----------------------------------------------------------
  Distributions from net investment income                     (0.18)     (0.19)     (0.16)     (0.21 )
----------------------------------------------------------
  Distributions from net realized gains                        (0.85)     (0.60)     (0.01)        --
----------------------------------------------------------    ------     ------     ------     -------
  Total distributions                                          (1.03)     (0.79)     (0.17)     (0.21 )
----------------------------------------------------------    ------     ------     ------     -------
NET ASSET VALUE, END OF PERIOD                                $15.84     $12.69     $11.89     $10.46
----------------------------------------------------------    ------     ------     ------     -------
TOTAL RETURN(b)                                                33.73%     14.16%     15.28%      6.35 %
----------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
----------------------------------------------------------
  Expenses                                                      0.96%      0.98%      1.00%      0.69 %(c)
----------------------------------------------------------
  Net investment income                                         1.26%      1.66%      1.36%      2.18 %(c)
----------------------------------------------------------
  Expense waiver/reimbursement(d)                               0.12%      0.14%      0.20%      0.47 %(c)
----------------------------------------------------------
SUPPLEMENTAL DATA
----------------------------------------------------------
  Net assets, end of period (000 omitted)                     $84,797    $66,019    $58,597    $37,539
----------------------------------------------------------
  Average commission rate paid                                $0.0687        --         --         --
----------------------------------------------------------
  Portfolio turnover                                              81%        46%        89%        92 %
----------------------------------------------------------


(a) Reflects operations for the period from May 11, 1992 (date of initial public investment) to April 30, 1993.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) Computed on an annualized basis.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

Further information about the Fund's performance is contained in the Funds' annual report for the fiscal year ended April 30, 1996, which can be obtained free of charge.


RIMCO MONUMENT SMALL CAPITALIZATION EQUITY FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

The following table has been audited by Ernst & Young LLP, the Trust's independent auditors. Their report dated June 14, 1996, on the Trust's financial statements for the year ended April 30, 1996, is included in the combined Annual Report, which is incorporated herein by reference. This table should be read in conjunction with the Fund's financial statements and notes thereto, which may be obtained free of charge from the Trust.

                                                                              YEAR ENDED APRIL 30,
                                                                             -----------------------
                                                                              1996           1995(a)
                                                                             -------         -------
NET ASSET VALUE, BEGINNING OF PERIOD                                          $10.43         $10.00
------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
------------------------------------------------------------------
  Net investment income (operating loss)                                       (0.02)          0.02
------------------------------------------------------------------
  Net realized and unrealized gain on investments                               4.05           0.41
------------------------------------------------------------------            ------         -------
  Total from investment operations                                              4.03           0.43
------------------------------------------------------------------            ------         -------
LESS DISTRIBUTIONS
------------------------------------------------------------------
  Distributions from net investment income                                     (0.01)            --
------------------------------------------------------------------
  Distributions from net realized gains                                        (0.35)            --
------------------------------------------------------------------            ------         -------
  Total distributions                                                          (0.36)            --
------------------------------------------------------------------            ------         -------
NET ASSET VALUE, END OF PERIOD                                                $14.10         $10.43
------------------------------------------------------------------            ------         -------
TOTAL RETURN(b)                                                                39.43%          4.30 %
------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS
------------------------------------------------------------------
  Expenses                                                                      1.14%          1.66 %(c)
------------------------------------------------------------------
  Net investment income                                                        (0.13)%         0.98 %(c)
------------------------------------------------------------------
  Expense waiver/reimbursement(d)                                               0.80%          1.54 %(c)
------------------------------------------------------------------
SUPPLEMENTAL DATA
------------------------------------------------------------------
  Net assets, end of period (000 omitted)                                    $19,289         $7,609
------------------------------------------------------------------
  Average commission rate paid                                               $0.0650             --
------------------------------------------------------------------
  Portfolio turnover                                                              70%             8 %
------------------------------------------------------------------


(a) Reflects operations for the period from February 27, 1995 (date of initial public investment) to April 30, 1995.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) Computed on an annualized basis.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

Further information about the Fund's performance is contained in the Funds' annual report for the fiscal year ended April 30, 1996, which can be obtained free of charge.


OBJECTIVE OF EACH FUND
--------------------------------------------------------------------------------

The investment objective and policies of each Fund appear below. The investment objective of a Fund cannot be changed without the approval of holders of a majority of that Fund's shares. While there is no assurance that a Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus and, with respect to U.S. Treasury Money Market Fund and Prime Money Market Fund, by complying with the diversification and other requirements of Rule 2a-7 under the Investment Company Act of 1940 which regulates money market mutual funds.

Unless indicated otherwise, the investment policies of a Fund may be changed by the Trustees without approval of shareholders. Shareholders will be notified before any material change in these policies becomes effective.

Additional information about investment limitations, strategies that one or more Funds may employ, and certain investment policies mentioned below appear in the "Portfolio Investments and Strategies" section of this prospectus and in the combined Statement of Additional Information.

U.S. TREASURY MONEY MARKET FUND

The investment objective of U.S. Treasury Money Market Fund is to provide current income consistent with stability of principal and liquidity. The Fund pursues its investment objective by investing its assets in U.S. Treasury obligations which are issued by the U.S. government, and are fully guaranteed as to payment of principal and interest by the United States.

ACCEPTABLE INVESTMENTS. The Fund invests only in U.S. Treasury obligations maturing in 13 months or less and in repurchase agreements fully collateralized by U.S. Treasury obligations. See "Repurchase Agreements." The average maturity of the U.S. Treasury obligations in the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less.

In addition, the Fund may borrow money, lend portfolio securities and engage in when-issued and delayed delivery transactions. See "Portfolio Investments and Strategies."

INVESTMENT LIMITATIONS. The Fund's investment limitations are discussed below under "Borrowing Money" and "Restricted and Illiquid Securities."

PRIME MONEY MARKET FUND

The investment objective of the Prime Money Market Fund is to provide current income consistent with stability of principal and liquidity. The Fund pursues its investment objective by investing exclusively in a portfolio of money market instruments maturing in 13 months or less. The average maturity of the money market instruments in the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less.


ACCEPTABLE INVESTMENTS. The Fund invests in high quality money market instruments that are either rated in the highest short-term rating category by nationally recognized statistical rating organizations ("NRSROs") or are of comparable quality to securities having such ratings. Examples of these instruments include, but are not limited to:

     - domestic issues of corporate or municipal debt obligations, including, variable rate demand notes;

     - commercial paper (including Canadian Commercial Paper and Europaper);

     - certificates of deposit, demand and time deposits, savings shares, bankers' acceptances and other instruments of domestic and foreign banks, savings associations and other deposit or thrift institutions ("Bank Instruments");

     - short-term credit facilities;

     - obligations issued or guaranteed as to payment of principal and interest by the U.S. government or one of its agencies or instrumentalities ("Government Securities") (See "Portfolio Investments and Strategies"); and

     - other money market instruments.

The Fund invests only in instruments denominated and payable in U.S. dollars.
In addition, the Fund may borrow money, lend portfolio securities, invest in restricted and illiquid securities, repurchase agreements and variable amount demand master notes and engage in when-issued and delayed delivery transactions. See "Portfolio Investments and Strategies."

BANK INSTRUMENTS. The Fund only invests in Bank Instruments either issued by an institution having capital, surplus and undivided profits over $100 million or insured by the Bank Insurance Fund ("BIF") or the Savings Association Insurance Fund ("SAIF"). Bank Instruments may include Eurodollar Certificates of Deposit ("ECDs"), Yankee Certificates of Deposit ("Yankee CDs") and Eurodollar Time Deposits ("ETDs"). The Fund will treat securities credit-enhanced with a bank's letter of credit as Bank Instruments.

MUNICIPAL SECURITIES. Municipal securities are generally issued to finance public works, such as airports, bridges, highways, housing, hospitals, mass transportation projects, schools, streets, and water and sewer works. They are also issued to repay outstanding obligations, to raise funds for general operating expenses, and to make loans to other public institutions and facilities.

Municipal securities include private activity bonds issued by or on behalf of public authorities to provide financing aid to acquire sites or construct and equip facilities for privately or publicly owned corporations. The availability of this financing encourages these corporations to locate within the sponsoring communities and thereby increases local employment.

The two principal classifications of municipal securities are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. Interest on and principal of revenue bonds, however, are payable only from the revenue generated by the facility financed by the bond or other specified sources of revenue. Revenue bonds do not represent a pledge of credit or create any debt of or charge against the general revenues of a municipality or public authority. Bonds are typically classified as revenue bonds.

     INVESTMENT RISKS. Yields on municipal securities depend on a variety of factors, including: the general conditions of the short-term municipal note market and of the municipal bond market; the size of the particular offering; the maturity of the obligations; and the rating of the issue. The ability of the Fund to achieve its investment objective also depends on the continuing ability of the issuers of municipal securities and participation interests, or the guarantors of either, to meet their obligations for the payment of interest and principal when due.

VARIABLE RATE DEMAND NOTES. Variable rate demand notes are long-term corporate or municipal debt instruments that have variable or floating interest rates and provide the Fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on a published interest rate or interest rate index. Most variable rate demand notes allow the Fund to demand the repurchase of the security on not more than seven days prior notice. Other notes only permit the Fund to tender the security at the time of each interest rate adjustment or at other fixed intervals. See "Demand Features." The Fund treats variable rate demand notes as maturing on the later of the date of the next interest rate adjustment or the date on which the Fund may next tender the security for repurchase.

SHORT-TERM CREDIT FACILITIES. The Fund may enter into, or acquire participations in, short-term borrowing arrangements with corporations, consisting of either a short-term revolving credit facility or a master note agreement payable upon demand. Under these arrangements, the borrower may request advances from the Fund and may repay and reborrow funds during the term of the facility. The Fund treats any commitment to provide such advances as a standby commitment to purchase the borrower's notes.

CREDIT ENHANCEMENT. Certain of the Fund's acceptable investments may have been credit-enhanced by a guaranty, letter of credit or insurance. Any bankruptcy, receivership, default, or change in the credit quality of the party providing the credit enhancement will adversely affect the quality and marketability of the underlying security and could cause losses to the Fund and affect its share price. The Fund may have more than 25% of its total assets invested in securities credit-enhanced by banks.

DEMAND FEATURES. The Fund may acquire securities that are subject to puts and standby commitments ("Demand Features") to repurchase the securities at their principal amount (usually with accrued interest) within a fixed period (usually seven days) following a demand by the Fund. The Demand Feature may be issued by the issuer of the underlying securities, a dealer in the securities or by another third party, and may not be transferred separately from the underlying security. The Fund uses these arrangements to provide the Fund with liquidity and not to protect against changes in the market value of the underlying securities. The bankruptcy, receivership or default by the issuer of the Demand Feature, or a default on the underlying security or other event that terminates the Demand Feature before its exercise, will adversely affect the liquidity of the underlying security. Demand Features that are exercisable even after a payment default on the underlying security may be treated as a form of credit enhancement.


INVESTMENT LIMITATIONS. The Fund's investment limitations are discussed below under "Borrowing Money," "Diversification," "Restricted and Illiquid Securities," and "Investing in New Issuers."

BOND FUND

The investment objective of the Bond Fund is to achieve current income. The Fund pursues its investment objective by investing in the bonds and other instruments described below. Under normal market conditions, the Fund will (1) attempt to maintain a dollar-weighted average portfolio maturity of between five and ten years and (2) invest at least 65% of its assets in bonds.

ACCEPTABLE INVESTMENTS. The Fund invests primarily in a professionally managed, diversified portfolio of investment grade securities which include:


     - domestic issues of corporate debt obligations and U.S. dollar denominated debt obligations of foreign corporations and governments rated Baa or better by Moody's, BBB or better by S&P or BBB or better by Fitch;


     - obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities (see "Portfolio Investments and Strategies");

     - commercial paper which matures in 270 days or less so long as at least two ratings are high quality ratings by NRSROs. Such ratings would include: A-1 by S&P, Prime-1 by Moody's, or F-1 by Fitch and, unrated but deemed to be of comparable quality by the investment adviser, including Canadian Commercial Paper and Europaper;

     - instruments of domestic and foreign banks and savings associations as described above under "Prime Money Market Fund--Acceptable Investments" and "Bank Instruments"; and

     - collateralized mortgage obligations.


The Fund will only purchase corporate debt obligations that at the time of purchase are rated investment grade or better. An investment grade security can range from the highest rating (AAA) to medium quality (BBB). Securities in the BBB category may be more susceptible to adverse economic conditions or changing circumstances and the securities at the lower end of the BBB category may have certain speculative characteristics. The Fund intends to limit its investment in bonds rated in the lowest investment grade category to 10% of its total assets. Changes in economic conditions or other circumstances are more likely to lead to weakened capacity to make principal and interest payments than higher rated bonds. In the event that any such security is downgraded by a ratings service below the fourth highest rating category, the Fund will dispose of the security.


In addition, the Fund may borrow money, lend portfolio securities, invest in restricted and illiquid securities, repurchase agreements, securities of other investment companies, and variable amount demand master notes and engage in put and call options, futures and options on futures and when-issued and delayed delivery transactions. See "Portfolio Investments and Strategies."

COLLATERALIZED MORTGAGE OBLIGATIONS. The Fund may invest in collateralized mortgage obligations ("CMOs") which are rated A or better by an NRSRO and which are issued by private entities such as investment banking firms and companies related to the construction industry. The CMOs in which the Fund may invest may be: (i) privately issued securities which are collateralized by pools of mortgages in which each mortgage is guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. government; (ii) privately issued securities which are collateralized by pools of mortgages in which payment of principal and interest are guaranteed by the issuer and such guarantee is collateralized by U.S. government securities; and (iii) other privately issued securities in which the proceeds of the issuance are invested in mortgage-backed securities and payment of the principal and interest are supported by the credit of an agency or instrumentality of the U.S. government. The mortgage-related securities provide for a periodic payment consisting of both interest and principal. The interest portion of these payments will be distributed by the Fund as income, and the capital portion will be reinvested.

PARTICIPATION INTERESTS. The Fund may purchase participation interests from financial institutions (such as commercial banks, savings associations, and insurance companies), or from single-purpose, stand-alone finance subsidiaries or trusts of such institutions, or from other special purpose entities. Single-purpose, stand-alone finance subsidiaries or trusts and special purpose entities generally do not have any significant assets other than the receivables securing the participation interests. Participation interests give the Fund an undivided fractional ownership interest in debt obligations. The debt obligations may include pools of credit card receivables, automobile installment loan contracts, corporate loans or debt securities, corporate receivables or other types of debt obligations. In addition to being supported by the stream of payments generated by the debt obligations, payments of principal and interest on the participation interests may be supported up to certain amounts and for certain periods of time by irrevocable letters of credit, insurance policies, and/or other credit agreements issued by financial institutions unaffiliated with the issuers and by monies on deposit in certain bank accounts of the issuer. Payments of interest on the participation interests may also rely on payments made pursuant to interest rate swap agreements made with other unaffiliated financial institutions.

The participation interests described above will be rated A or better by Moody's or by S&P. The Fund may also invest in participation interests which are not rated but are determined by the Board of Trustees to be of comparable quality.

If the participation interests include the unconditional written right to demand payment at par value plus accrued interest from the issuer, the Demand Feature will be used in determining the maturity of the participation interest. So long as the Demand Feature can require payment by the issuer within seven days, the participation interest will not be deemed to be illiquid. The secondary market, if any, for certain of these obligations may be extremely limited and any such obligations purchased by the Fund will be regarded as illiquid, unless they include the seven-day Demand Feature. Such illiquid obligations will be included within the 15% limitation by the Fund on investment of its net assets in illiquid securities.

PORTFOLIO TURNOVER. Although the Fund does not intend to invest for the purpose of seeking short-term profits, securities in its portfolio will be sold whenever the Fund's investment adviser believes it is appropriate to do so in light of the Fund's investment objective, without regard to the length of time a particular security may have been held. It is not anticipated that the portfolio trading engaged in by the Fund will result in its annual rate of portfolio turnover exceeding 400%. A portfolio turnover rate of 100% would occur, for example, if all the securities in the Fund's portfolio were replaced once in a period of one year. The Fund's rate of portfolio turnover may exceed that of certain other mutual funds with the same investment objective. A higher rate of portfolio turnover involves correspondingly greater transaction expenses which must be borne directly by the Fund and, thus, indirectly by its shareholders. In addition, a high rate of portfolio turnover may result in the realization of larger amounts of capital gains which, when distributed to the Fund's shareholders, are taxable to them. (Further information is contained in the Trust's Statement of Additional Information within the sections "Brokerage Transactions" and "Tax Status"). Nevertheless, transactions for the Fund's portfolio will be based only upon investment considerations and will not be limited by any other considerations when the Fund's investment adviser deems it appropriate to make changes in the Fund's portfolio.

INVESTMENT LIMITATIONS. The Fund's investment limitations are discussed below under "Borrowing Money," "Diversification," "Restricted and Illiquid Securities," and "Investing in New Issuers."

STOCK FUND

The investment objective of the Stock Fund is to provide growth of capital and income. The Fund pursues its investment objective primarily through equity investments, such as common stocks and securities convertible into common stocks.

ACCEPTABLE INVESTMENTS. The securities in which the Fund invests include, but are not limited to:

     - common stocks and securities convertible into common stocks which will be primarily composed of issues of high quality large capitalization domestic companies. See "Portfolio Investments and Strategies." Under normal market conditions, at least 65% of the Fund's portfolio will be invested in stocks. These will generally be readily recognizable companies whose earnings and dividends are growing at above average rates;

     - preferred stocks, corporate bonds, notes, warrants, and rights;

     - American Depositary Receipts ("ADRs"), which are receipts typically issued by an American bank or trust company that evidences ownership of underlying securities issued by a foreign issuer. ADRs may not necessarily be denominated in the same currency as the securities into which they may be converted. Generally, ADRs, in registered form, are designed for use in U.S. securities markets. The Fund may invest up to 20% of its net assets in ADRs;

     - commercial paper rated A-1 by S&P, Prime-1 by Moody's, or F-1 by Fitch and money market instruments (including commercial paper) which are unrated but deemed to be of comparable quality by the investment adviser, including Canadian Commercial Paper and Europaper;

     - instruments of domestic and foreign banks and savings associations as described above under "Prime Money Market Fund--Acceptable Investments" and "Bank Instruments"; and

     - securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, including those obligations purchased on a when-issued or delayed delivery basis. See "Portfolio Investments and Strategies."

In addition, the Fund may borrow money, lend portfolio securities, invest in restricted and illiquid securities, repurchase agreements, securities of other investment companies, and variable amount demand master notes and engage in put and call options, futures and options on futures and when-issued and delayed delivery transactions. See "Portfolio Investments and Strategies."

In selecting investments for the Fund, the investment adviser follows a value-based, disciplined investment philosophy. Using a computer model and hands-on fundamental analysis, stocks are selected based on such factors as low price/earnings ratios relative to earnings growth and history; rising earnings estimates; relative price strength; high or improving earnings; and credit quality.

Computer screens based upon value criteria are applied to a listing of 750 stocks that are selected based upon market capitalization, trading volume, and availability of data, to rank them according to relative attractiveness. These rankings are refined by additional screens focusing on earnings growth and relative price strength. This computer model is complemented with the adviser's fundamental analysis to produce a list of securities from which the adviser will select what it believes to be especially attractive issues.

The relative price action of each stock is monitored, and price momentum is followed to determine when the value of a security is beginning to be recognized by the market.

PORTFOLIO TURNOVER. Although the Fund does not intend to invest for the purpose of seeking short-term profits, securities in its portfolio will be sold whenever the Fund's investment adviser believes it is appropriate to do so in light of the Fund's investment objective, without regard to the length of time a particular security may have been held. It is not anticipated that the portfolio trading engaged in by the Fund will result in its annual rate of portfolio turnover exceeding 200%. A portfolio turnover rate of 100% would occur, for example, if all the securities in the Fund's portfolio were replaced once in a period of one year. The Fund's rate of portfolio turnover may exceed that of certain other mutual funds with the same investment objective. A higher rate of portfolio turnover involves correspondingly greater brokerage commissions and other expenses which must be borne directly by the Fund and, thus, indirectly by its shareholders. In addition, a high rate of portfolio turnover may result in the realization of larger amounts of capital gains which, when distributed to the Fund's shareholders, are taxable to them. Nevertheless, transactions for the Fund's portfolio will be based only upon investment considerations and will not be limited by any other considerations when the Fund's investment adviser deems it appropriate to make changes in the Fund's portfolio.

INVESTMENT LIMITATIONS. The Fund's investment limitations are discussed below under "Borrowing Money," "Diversification," "Restricted and Illiquid Securities," and "Investing in New Issuers."

SMALL CAPITALIZATION FUND

The investment objective of the Small Capitalization Fund is to provide long-term capital appreciation. The Fund pursues its investment objective by investing primarily in a broad, diversified range of equity securities comprising the small capitalization sector of the United States equity market (companies which have a market value capitalization up to $1 billion.)

ACCEPTABLE INVESTMENTS. The securities in which the Fund invests include, but are not limited to:

     - common stocks, and securities convertible into common stocks which will be primarily composed of issues of small capitalization domestic companies. See "Portfolio Investments and Strategies" and "Equity Investment Considerations." Under normal market conditions, at least 65% of the Fund's portfolio will be invested in equity securities of companies that have a market value capitalization of up to $1 billion;

     - preferred stocks, real estate investment trusts, corporate bonds, notes, warrants, and rights;

     - ADRs of foreign companies as described above under "Stock
       Fund--Acceptable Investments;"


     - commercial paper rated A-1 by S&P, Prime-1 by Moody's, or F-1 by Fitch, and money market instruments (including commercial paper) which are unrated but deemed to be of comparable quality by the investment adviser, including Canadian Commercial Paper and Europaper;

     - instruments of domestic and foreign banks and savings associations as described above under "Prime Money Market Fund--Acceptable Investments" and "Bank Instruments;" and

     - securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, including those obligations purchased on a when-issued or delayed delivery basis. See "Portfolio Investments and Strategies."

While the Fund will only purchase corporate debt obligations that, at the time of purchase, are rated in the top three rating categories, in the event that any such security is downgraded to the fourth category, the Fund may continue to hold the security. Obligations rated in the lowest of the top four ratings, such as Baa by Moody's or BBB by S&P or Fitch, have speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to weakened capacity to make principal and interest payments than higher rated bonds. In the event that any such security is downgraded by a ratings service below the fourth highest rating category, the Fund will dispose of the security.

In selecting investments for the Fund, the investment adviser employs the same value-based, disciplined investment philosophy that is described above with respect to the Stock Fund, and applies it to the small capitalization sector of the equity market. Using a computer model and hands-on fundamental analysis, small capitalization stocks are selected based on such factors as low price/earnings ratios relative to earnings growth and history; rising earnings estimates; relative price strength; high or improving earnings; and credit quality.

Computer screens based upon value criteria are applied to a listing of small capitalization stocks that are selected using the same methodology that is used for the Stock Fund to rank them according to relative attractiveness. These rankings are refined by additional screens focusing on earnings growth and relative price strength. This computer model is complemented with the adviser's fundamental analysis to produce a list of securities from which the adviser will select what it believes to be especially attractive issues.

The relative price action of each small capitalization stock is monitored, and price momentum is followed to determine when the value of a security is beginning to be recognized by the market.

In addition, the Fund may borrow money, lend portfolio securities, invest in restricted and illiquid securities, repurchase agreements, securities of other investment companies, and engage in when-issued and delayed delivery transactions. The Fund may also invest in put and call options, futures, and options on futures, for hedging purposes. See "Portfolio Investments and Strategies" for a discussion of these investments as well as the potential risks related to small capitalization stocks. The Fund's investments in real estate investment trusts may be subject to risks associated with direct ownership of real estate, including declines in the value of real estate, risks related to general and local economic conditions, increases in interest rates, and other factors discussed under this heading in the Statement of Additional Information.

INVESTMENT LIMITATIONS. The Fund's investment limitations are discussed below under "Borrowing Money," "Diversification," "Restricted and Illiquid Securities," and "Investing in New Issuers."


PORTFOLIO INVESTMENTS AND STRATEGIES
--------------------------------------------------------------------------------

BORROWING MONEY

The Funds will not borrow money directly or through reverse repurchase agreements (arrangements in which a Fund sells a money market instrument for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, a Fund may borrow money up to one-third of the value of its total assets and pledge up to 10% (in the case of the U.S. Treasury Money Market Fund and Prime Money Market Fund) or 15% (in the case of the Bond Fund, Stock Fund, and Small Capitalization Fund) of the value of those assets to secure such borrowings. This policy cannot be changed without the approval of holders of a majority of a Fund's shares.

DIVERSIFICATION

With respect to 75% of the value of total assets, the Prime Money Market Fund, Bond Fund, Stock Fund, and Small Capitalization Fund will not invest more than 5% in securities of any one issuer other than cash, cash items or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by U.S. government securities. The Funds will not acquire more than 10% of the outstanding voting securities of any one issuer. This policy cannot be changed without the approval of holders of a majority of a Fund's shares.

RESTRICTED AND ILLIQUID SECURITIES

The Prime Money Market Fund, Bond Fund, Stock Fund, and Small Capitalization Fund may invest in restricted securities. The U.S. Treasury Fund will not invest in restricted securities. Restricted securities are any securities in which a Fund may invest pursuant to its investment objective and policies but which are subject to restriction on resale under federal securities law. The Bond Fund, Stock Fund, and Small Capitalization Fund will limit investments in illiquid securities (including certain restricted securities not determined by the Trustees to be liquid, nonnegotiable time deposits, over-the-counter options, and repurchase agreements providing for settlement in more than seven days after notice) to 15% of their net assets. The U.S. Treasury Money Market Fund and Prime Money Market Fund will limit investments in illiquid securities to 10% of their respective net assets.

A Fund may invest in commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Section 4(2) commercial paper is restricted as to disposition under federal securities law, and is generally sold to institutional investors, such as one of these Funds, who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) commercial paper is normally resold to other institutional investors through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) commercial paper, thus providing liquidity. The Funds believe that Section 4(2) commercial paper and certain other restricted securities, which meet the criteria for liquidity established by the Trustees, are quite liquid. Therefore, the Funds intend to treat these securities as liquid and not subject to the investment limitation applicable to illiquid securities. In addition, because these securities are liquid, the Funds will not subject such securities to the limitation otherwise applicable to restricted securities.


INVESTING IN NEW ISSUERS

The Funds will not invest more than 5% of their total assets in securities of issuers that have records of less than three years of continuous operations, including the operation of any predecessor.

REPURCHASE AGREEMENTS

The securities in which each Fund invests may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell U.S. government securities or other securities to a Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the original seller does not repurchase the securities from a Fund, that Fund could receive less than the repurchase price on any sale of such securities. The Funds will only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers which are deemed by the Funds' adviser to be creditworthy pursuant to guidelines established by the Trustees.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Funds may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which a Fund purchases securities with payment and delivery scheduled for a future time. The sellers' failure to complete the transaction may cause a Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Accordingly, a Fund may pay more or less than the market value of the securities on the settlement date.

A Fund may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, a Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. A Fund may realize shortterm profits or losses upon the sale of such commitments.

LENDING OF PORTFOLIO SECURITIES

In order to generate additional income, each Fund may lend portfolio securities on a short-term or long-term basis, or both, up to one-third of the value of its total assets to broker/dealers, banks, or other institutional borrowers of securities. A Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the investment adviser has determined are creditworthy under guidelines established by the Trustees and will receive collateral in the form of cash or U.S. government securities equal to at least 100% of the value of the securities loaned. This policy cannot be changed without the approval of holders of a majority of a Fund's shares.

There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.


CONVERTIBLE SECURITIES

The Stock Fund and the Small Capitalization Fund may invest in convertible securities rated, at the time of purchase, BBB or better by S&P, Moody's, or Fitch, or, if unrated, of comparable quality as determined by the Fund's adviser. (If a security's rating is reduced below the required minimum after a Fund has purchased it, the Fund is not required to sell the security, but may consider doing so.) Convertible securities are fixed-income securities which may be exchanged or converted into a predetermined number of the issuer's underlying common stock at the option of the holder during a specified time period. Convertible securities may take the form of convertible bonds, convertible preferred stock or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities. The investment characteristics of each convertible security vary widely, which allows convertible securities to be employed for a variety of different investment strategies.

Convertible bonds and convertible preferred stocks generally retain the investment characteristics of fixed-income securities until they have been converted but also react to movements in the underlying equity securities. The prices of fixed-income securities fluctuate inversely to the direction of interest rates. The holder is entitled to receive the fixed income of a bond or the dividend preference of a preferred stock until the holder elects to exercise the conversion privilege. Usable bonds are corporate bonds that can be used in whole or in part, customarily at full face value, in lieu of cash to purchase the issuer's common stock.

U.S. GOVERNMENT SECURITIES

The U.S. government securities in which the Prime Money Market Fund, Bond Fund, Stock Fund, and Small Capitalization Fund may invest include: direct obligations of the U.S. Treasury (such as Treasury bills, notes and bonds), and obligations issued by U.S. government agencies or instrumentalities, including securities that are supported by the full faith and credit of the United States (such as Government National Mortgage Association certificates); securities that are supported by the right of the issuer to borrow from the U.S. Treasury (such as securities of Federal Home Loan Banks); and securities that are supported by the credit of the instrumentality (such as Federal National Mortgage Association and Federal Home Loan Mortgage Corporation bonds).

EQUITY INVESTMENT CONSIDERATIONS AND RISK FACTORS

With respect to the Stock Fund and Small Capitalization Fund, as with other mutual funds that invest primarily in equity securities, the Funds are subject to market risks. Since equity markets tend to be cyclical, the possibility exists that the value of common stocks could decline over short or even extended periods of time.

With respect to the Small Capitalization Fund, because the Fund invests primarily in small capitalization stocks, there are some additional risk factors associated with investments in this Fund. Small capitalization stocks have historically been more volatile in price than larger capitalization stocks, such as those included in the Standard & Poor's 500 Index. This is because, among other things, smaller companies have a lower degree of liquidity in the equity market and tend to have a greater sensitivity to changing economic conditions. Further, in addition to exhibiting greater volatility, these stocks may, to some degree, fluctuate independently of the stocks of large companies. That is, the stocks of small capitalization companies may decline in price as the price of large company stocks rises or vice versa. Therefore, investors should expect that there will be periods of time when the Fund will exhibit greater volatility than broad stock market indices such as the Standard & Poor's 500 Index.

PUT AND CALL OPTIONS


The Bond Fund, Stock Fund, and Small Capitalization Fund may purchase put options on portfolio securities. A put option gives a Fund, in return for a premium, the right to sell the underlying security to the writer (seller) at a specified price during the term of the option. These options will be used as a hedge to attempt to protect securities which a Fund holds against decreases in value. These Funds may also write covered call options on all or any portion of their portfolio to generate income. As a writer of a call option, a Fund has the obligation upon exercise of the option during the option period to deliver the underlying security upon payment of the exercise price. A Fund will write call options on securities either held in its portfolio, or which it has the right to obtain without payment of further consideration, or for which it has segregated cash or U.S. government securities in the amount of any additional consideration. The Funds may also purchase call options which give the Funds the ability to purchase portfolio securities in the future at a price specified in the call option.


A Fund may purchase and write over-the-counter options on portfolio securities in negotiated transactions with the buyers or writers of the options when options on the portfolio securities held by a Fund are not traded on an exchange. A Fund purchases and writes options only with investment dealers and other financial institutions (such as commercial banks or savings associations) deemed creditworthy by the investment adviser.


Over-the-counter options are two-party contracts with price and terms negotiated between buyer and seller. In contrast, exchange-traded options are third-party contracts with standardized strike prices and expiration dates and are purchased from a clearing corporation. Exchange-traded options have a continuous liquid market while over-the-counter options may not.


FUTURES AND OPTIONS ON FUTURES

The Bond Fund, Stock Fund, and Small Capitalization Fund may purchase and sell futures contracts to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and market conditions. Futures contracts call for the delivery of particular debt instruments at a certain time in the future. The seller of the contract agrees to make delivery of the type of instrument called for in the contract and the buyer agrees to take delivery of the instrument at the specified future time.

Stock index futures contracts are based on indexes that reflect the market value of common stock of the firms included in the indexes. An index futures contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the differences between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. The Bond Fund, Stock Fund, and Small Capitalization Fund may also write call options and purchase put options on futures contracts as a hedge to attempt to protect their portfolio securities against decreases in value. When a Fund writes a call option on a futures contract, it is undertaking the obligation of selling a futures contract at a fixed price at any time during a specified period if the option is exercised. Conversely, as purchaser of a put option on a futures contract, a Fund is entitled (but not obligated) to sell a futures contract at the fixed price during the life of the option.


The Bond Fund, Stock Fund and Small Capitalization Fund may purchase call options on futures contracts as hedges against rising purchase prices of portfolio securities. These Funds will use these transactions to attempt to protect their ability to purchase portfolio securities in the future at price levels existing at the time they enter into the transactions. As a purchaser of a call option on a futures contract, these Funds are entitled (but not obligated) to purchase a futures contract at a fixed price at any time during the life of the option.


The Bond Fund, Stock Fund, and Small Capitalization Fund may not purchase or sell futures contracts or related options if immediately thereafter the sum of the amount of margin deposits on a Fund's existing futures positions and premiums paid for related options would exceed 5% of the market value of a Fund's total assets. When a Fund purchases futures contracts, an amount of cash and cash equivalents, equal to the underlying commodity value of the futures contracts (less any related margin deposits), will be deposited in a segregated account with the custodian (or the broker, if legally permitted) to collateralize the position and thereby insure that the use of such futures contracts are unleveraged. When a Fund sells futures contracts, it will either own or have the right to receive the underlying future or security, or will make deposits to collateralize the position as discussed above.

RISKS. When a Fund uses futures and options on futures as hedging devices, there is a risk that the prices of the securities subject to the futures contracts may not correlate perfectly with the prices of the securities in that Fund's portfolio. This may cause the futures contract and any related options to react differently than the portfolio securities to market changes. In addition, the investment adviser could be incorrect in its expectations about the direction or extent of market factors such as stock price movements. In these events, a Fund may lose money on the futures contract or option.

It is not certain that a secondary market for positions in futures contracts or for options will exist at all times. Although the investment adviser will consider liquidity before entering into these transactions, there is no assurance that a liquid secondary market on an exchange or otherwise will exist for any particular futures contract or option at any particular time. A Fund's ability to establish and close out futures and options positions depends on this secondary market.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

The Funds may invest in the securities of other investment companies, but will not own more than 3% of the total outstanding voting stock of any investment company, invest more than 5% of total assets in any one investment company, or invest more than 10% of total assets in investment companies in general. The U.S. Treasury Money Market Fund and Prime Money Market Fund may only invest in the securities of other investment companies that are money market funds having investment objectives and policies similar to their own. The Funds will invest in other investment companies primarily for the purpose of investing short-term cash which has not yet been invested in other portfolio instruments. Shareholders should realize that when a Fund invests in other investment companies, certain Fund expenses, such as custodian fees and administrative fees, may be duplicated. The adviser will waive its investment advisory fee on assets invested in securities of open-end investment companies. These limitations are not applicable if the securities are acquired in a merger, consolidation, reorganization, or acquisition of assets.


DEMAND MASTER NOTES

The Prime Money Market Fund, Bond Fund, Stock Fund, and Small Capitalization Fund may invest in variable amount demand master notes. Demand notes are short-term borrowing arrangements between a corporation or government agency and an institutional lender (such as a Fund) payable upon demand by either party. The notice period for demand typically ranges from one to seven days, and the party may demand full or partial payment. Many master notes give a Fund the option of increasing or decreasing the principal amount of the master note on a daily or weekly basis within certain limits. Demand master notes usually provide for floating or variable rates of interest.

FOREIGN INVESTMENTS

ADRs, ECDs, ETDs, Yankee CDs, Canadian Commercial Paper, Europaper, and foreign debt obligations are subject to somewhat different risks than corresponding securities of domestic issuers. Examples of these risks include international, economic and political developments, foreign governmental restrictions that may adversely affect the payment of dividends, principal or interest, foreign withholding or other taxes on interest income, difficulties in obtaining or enforcing a judgment against the issuer, and the possible impact of interruptions in the flow of international currency transactions. Different risks may also exist for ECDs, ETDs, and Yankee CDs because the banks issuing these instruments, or their domestic or foreign branches, are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as reserve requirements, loan limitations, examinations, accounting, auditing, and recordkeeping, and the public availability of information. These factors will be carefully considered by the investment adviser in selecting investments for a Fund.

TEMPORARY INVESTMENTS

The Bond Fund, Stock Fund, and Small Capitalization Fund may invest temporarily in cash and cash items during times of unusual market conditions for defensive purposes (up to 100% of a Fund's respective total assets) and to maintain liquidity (up to 35% of a Fund's respective total assets). Cash items may include short-term obligations such as obligations of the U.S. government or its agencies or instrumentalities and repurchase agreements.

RIMCO MONUMENT FUNDS INFORMATION
--------------------------------------------------------------------------------

MANAGEMENT OF RIMCO MONUMENT FUNDS

BOARD OF TRUSTEES. The Trust is managed by a Board of Trustees (the "Trustees"). The Trustees are responsible for managing the business affairs of the Trust and for exercising all of the powers of the Trust except those reserved for the shareholders. The Executive Committee of the Board of Trustees handles the Trustees' responsibilities between meetings of the Board.

INVESTMENT ADVISER. Pursuant to an investment advisory contract with the Trust, investment decisions for the Trust are made by RIMCO, the Trust's investment adviser (the "Adviser"), subject to direction by the Trustees. The Adviser continually conducts investment research and supervision for each Fund and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the assets of each Fund.


     ADVISORY FEES. The Adviser receives an annual investment advisory fee at annual rates equal to percentages of the relevant Fund's average net assets as follows: Prime Money Market Fund and U.S. Treasury Money Market Fund--.50%; Bond Fund and Stock Fund--.75%; and Small Capitalization Fund--.80%. The fee paid by Bond Fund, Stock Fund, and Small Capitalization Fund, while higher than the advisory fee paid by other mutual funds in general, is comparable to fees paid by other mutual funds with similar investment objectives and policies. The investment advisory contract provides for the voluntary waiver of expenses by the Adviser from time to time. The Adviser can terminate this voluntary waiver of expenses at any time with respect to a Fund at its sole discretion. The Adviser has also undertaken to reimburse the Funds for operating expenses in excess of limitations established by certain states.

     ADVISER'S BACKGROUND. RIMCO is a subsidiary of Riggs Bank, which is a subsidiary of Riggs National Corporation, a bank holding company. RIMCO has advised the RIMCO Monument Funds since September 1991, and as of April 30, 1996, provides investment advice for assets approximating $3.0 billion. RIMCO has a varied client base of over 30 other relationships including corporate, union and public pension plans, foundations, endowments and associations. As part of its regular banking operations, Riggs Bank may make loans to public companies. Thus, it may be possible, from time to time, for a Fund to hold or acquire the securities of issuers which are also lending clients of Riggs Bank. The lending relationship will not be a factor in the selection of securities.

     Philip D. Tasho is the Chief Executive Officer and Chief Investment Officer of RIMCO and served as the manager of the RIMCO Monument Stock Fund from its inception through June, 1994. Most recently, Mr. Tasho was a Vice President at Shawmut Investment Advisers in Boston, MA from 1994 to 1995. Prior to that, Mr. Tasho served as a Managing Director of RIMCO and was a member of the senior management committee from 1990 to 1994. He also served as a Senior Portfolio Manager for the Sovran Bank in Bethesda and as Director of Research for the same bank at its Richmond head office. He started his career as a Trust Investment Officer for the First American Bank in Washington. Mr. Tasho earned a B.A. in Russian from Grinnel College and an M.B.A. in Finance and Investments from George Washington University. He holds a CFA from the Institute of Chartered Financial Analysts. Mr. Tasho assumed portfolio management responsibility of the RIMCO Monument Stock and Small Capitalization Equity Funds on November 20, 1995.


     Brian T. Shevlin is a Director of RIMCO and is responsible for fixed income strategy and management. Mr. Shevlin has fifteen years of diverse investment experience which includes institutional portfolio management positions with NCNB Texas Asset Management in Dallas, TX, Dewey Square Investors in Boston, MA and HT Investors, a subsidiary of Dewey Square. Prior to joining RIMCO, he served as Managing Director of 21st Century Investment Advisors. He also brings additional asset/liability management experience from positions with the Student Loan Marketing Association and Hospital Trust National Bank. Mr. Shevlin earned a B.S. degree in Finance from Providence College, Providence, RI. He assumed portfolio management responsibility of the RIMCO Bond Fund in September, 1996.



DISTRIBUTION OF SHARES OF THE FUNDS

Federated Securities Corp. is the principal distributor for shares of the Funds. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

DISTRIBUTION PLAN. Pursuant to the provisions of the distribution plan adopted in accordance with the Investment Company Act Rule 12b-1 (the "Plan"), the Class B Shares of the Prime Money Market Fund will pay to the distributor an amount computed at an annual rate of .50 of 1% of the average daily net asset value of the Class B Shares to finance any activity which is principally intended to result in the sale of Class B Shares.

The Prime Money Market Fund offers two classes of shares for sale: Class A Shares and Class B Shares. The classes of shares represent interests in one common investment portfolio but differ in that Class B Shares are subject to distribution expenses paid by Class B Shares of the Fund pursuant to the Plan, while Class A Shares will not be subject to such a Plan, and will not incur such distribution expenses. Class B Shares are sold to certain investors who receive administrative services from financial intermediaries, such as retirement plan recordkeepers and broker/dealers ("brokers"). Class B Shares are also available to retail and institutional investors in connection with a Cash Sweep Program for automatic investment. Riggs Bank provides administrative services in connection with the Cash Sweep Program.

The distributor may from time to time and for such periods as its deems appropriate, voluntarily reduce its compensation under the Plan to the extent the expenses attributable to the Class B Shares exceed such lower expense limitation as the distributor may, by notice of the Trust, voluntarily declare to be effective.

Under the Plan, the distributor may select financial institutions such as banks, fiduciaries, custodians for public funds, investment advisers, and brokers to provide sales and/or administrative services as agents for their clients or customers who beneficially own Class B Shares of the Prime Money Market Fund.

Payments under the Plan will be used to compensate these financial institutions, including Riggs Bank, and other parties providing administrative services to Class B Investors, for administrative services provided in connection with the Plan, which may include, but are not limited to, the following functions: providing office space, equipment, telephone facilities and various personnel, including clerical, supervisory, and computer as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and the automatic investments of client account cash balances; maintaining and distributing prospectuses and shareholder reports; answering routine client inquiries regarding Class B Shares; assisting clients in changing account designations, and addresses, and providing such other services as the investors in Class B Shares of the Prime Money Market Fund reasonably request.

The Plan is a compensation type plan. As such, the Class B Shares of the Prime Money Market Fund make no payments to the distributor except as described above. Therefore, the Class B Shares of the Prime Money Market Fund do not pay for unreimbursed expenses of the distributor, including amounts expended by the distributor in excess of amounts received by it from the Class B Shares of the Prime


Money Market Fund, interest, carrying or other financing charges in connection with excess amounts expended, or the distributor's overhead expenses. However, the distributor may be able to recover such amounts or may earn a profit from future payments made by the Class B Shares of the Prime Money Market Fund under the Plan.

The Glass-Steagall Act prohibits a depository institution (such as a commercial bank or savings association) from being an underwriter or distributor of most securities. In the event the Glass-Steagall Act is deemed to prohibit depository institutions from acting in the administrative capacities described above or should Congress relax current restrictions on depository institutions, the Trustees will consider appropriate changes in the services.

State securities laws governing the ability of depository institutions to act as underwriters or distributors of securities may differ from requirements currently imposed under applicable federal banking and securities laws, and, therefore, banks and financial institutions may be required to register as dealers pursuant to state law.

ADMINISTRATION OF THE FUNDS

ADMINISTRATIVE SERVICES. Federated Administrative Services, a subsidiary of Federated Investors, provides the Funds with certain administrative personnel and services necessary to operate each Fund. Such services include shareholder servicing and certain legal and accounting services. Federated Administrative Services provides these at an annual rate as specified below:

                      MAXIMUM                    AVERAGE AGGREGATE DAILY
                 ADMINISTRATIVE FEE              NET ASSETS OF THE TRUST
          --------------------------------   --------------------------------
                     .150 of 1%                 on the first $250 million
                     .125 of 1%                  on the next $250 million
                     .100 of 1%                  on the next $250 million
                                               on assets in excess of $750
                     .075 of 1%                          million


The administrative fee received during any fiscal year shall be at least $50,000 per Fund. Federated Administrative Services may voluntarily reimburse a portion of its fee.

CUSTODIAN. Riggs Bank, Washington, D.C., is custodian for the securities and cash of the Funds. Under the Custodian Agreement, Riggs Bank holds the Funds' portfolio securities in safekeeping and keeps all necessary records and documents relating to its duties.

NET ASSET VALUE
--------------------------------------------------------------------------------

With respect to the U.S. Treasury Money Market Fund and Prime Money Market Fund, each Fund attempts to stabilize the net asset value of its shares at $1.00 by valuing its portfolio securities using the amortized cost method. The net asset value per share of each class is determined by adding the interest of a class of shares in the value of all securities and other assets of a Fund, subtracting the liabilities of the Fund attributable to that class of shares, and dividing the remainder by the number of shares outstanding within that class. Of course, the U.S. Treasury Money Market Fund and Prime Money Market Fund cannot guarantee that their net asset value will always remain at $1.00 per share.


With respect to the Bond Fund, Stock Fund, and Small Capitalization Fund, net asset value per share fluctuates and is determined by dividing the sum of the market value of all securities and other assets, less liabilities, by the number of shares outstanding.

On Monday through Friday, the U.S. Treasury Money Market Fund and Prime Money Market Fund calculate net asset value at 12:00 noon (Washington, D.C. time) and 4:00 p.m. (Washington, D.C. time), while the Bond Fund, Stock Fund, and Small Capitalization Fund calculate net asset value at the close of trading on the New York Stock Exchange, normally 4:00 p.m. (Washington, D.C. time), except on: (i) days on which there are not sufficient changes in the value of a Fund's portfolio securities that its net asset value might be materially affected; (ii) days during which no shares of a Fund are tendered for redemption and no orders to purchase shares are received; and (iii) on the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

INVESTING IN THE FUNDS
--------------------------------------------------------------------------------

SHARE PURCHASES

Shares of the Funds are sold on days on which both the New York Stock Exchange and the Federal Reserve Wire system are open for business. Shares of the Funds may be purchased through Riggs Bank or through authorized broker/dealers. In connection with the sale of shares of the Funds, the distributor may from time to time offer certain items of nominal value to any shareholder or investor. The Funds reserve the right to reject any purchase request and will not accept any purchase request without having first received a completed account application.

THROUGH RIGGS BANK. An investor may write to or call Riggs Bank at the number on the front page of this prospectus to place an order to purchase shares of a Fund. Representatives are available from 8:00 a.m. to 5:00 p.m. (Washington, D.C. time). Payment may be made either by mail or federal funds or by debiting a customer's account at Riggs Bank. With respect to U.S. Treasury Money Market Fund and Prime Money Market Fund, purchase orders must be received by Riggs Bank before 11:00 a.m. (Washington, D.C. time). Payment is normally required on the same business day. With respect to Bond Fund, Stock Fund, and Small Capitalization Fund, purchase orders must be received by Riggs Bank before 4:00 p.m. (Washington, D.C. time). Payment is normally required on the next business day. Texas residents must purchase shares through Federated Securities Corp. at 1-800-356-2805.

Payment for shares of a Fund may be made by check or by wire.

BY MAIL. To purchase shares of a Fund by mail, send a check made payable to "RIMCO Monument Funds" (include name of Fund and, if applicable, "Class A" or "Class B" Shares) to Riggs Bank N.A., P.O. Box 96656, Washington, D.C. 20090-6656. Orders by mail are considered received after payment by check is converted by Riggs Bank into federal funds. This is normally the next business day after Riggs Bank receives the check.

BY WIRE. To purchase shares of a Fund by wire, call the number on the front page of this prospectus.

With respect to U.S. Treasury Money Market Fund and Prime Money Market Fund, payment by wire must be received by Riggs Bank before 12:30 p.m. (Washington, D.C. time) on the same day as the order is placed to earn dividends for that day. With respect to Bond Fund, Stock Fund, and Small Capitalization Fund, payment by wire must be received by Riggs Bank before 3:00 p.m. (Washington, D.C. time) on the next business day after placing the order. Shares of the Funds cannot be purchased by Federal Reserve Wire on Columbus Day, Veterans' Day or Martin Luther King Day.

THROUGH AUTHORIZED BROKER/DEALERS. An investor may place an order through authorized brokers and dealers to purchase shares of a Fund. Shares will be purchased at the public offering price next determined after the Fund receives the purchase request from Riggs Bank. Purchase requests through authorized brokers and dealers must be received by Riggs Bank and transmitted to the Fund before 3:00 p.m. (Washington, D.C. time) in order for shares to be purchased at that day's public offering price.
THROUGH THE CASH SWEEP PROGRAM. Cash accumulations in demand deposit accounts with Riggs Bank may be automatically invested in the Class B Shares of Prime Money Market Fund when the demand deposit account reaches a dollar amount predetermined by Riggs Bank and its customer.

Prospective investors in the Cash Sweep Program should refer to the Cash Sweep Service Agreement that will need to be established between the investor and Riggs Bank for details regarding the services, fees, restrictions, and limitations related to the Cash Sweep Program. This prospectus should, therefore, be read together with the Cash Sweep Service Agreement. Shareholders may apply for participation in this program through Riggs Bank.

MINIMUM INVESTMENT REQUIRED

With the exception of the Class B Shares of the Prime Money Market Fund, the minimum initial investment in each Fund is $500, except for an Individual Retirement Account ("IRA") which requires a minimum initial investment of $250. Subsequent investments must be in amounts of at least $100, except for an IRA, which must be in amounts of at least $50. An investor's minimum investment will be calculated by combining all mutual fund accounts it maintains in the RIMCO Funds. The minimum investment requirements described above are not applicable to Class B Shares of the Prime Money Market Fund, for which the minimum investment requirement, if any, would be specified in the Cash Sweep Service Agreement.


The minimum investment required may be waived for purchases by employees or retirees of the Riggs National Corporation and/or its subsidiaries, and their spouses and children under the age of 21. The minimum investment may also be waived for investors participating in a payroll deduction program.


WHAT SHARES COST
Shares of the U.S. Treasury Money Market Fund and the Prime Money Market Fund are sold at their net asset value next determined after an order is received. There is no sales charge imposed by these Funds.


Shares of the Stock Fund and Small Capitalization Fund are sold at their public offering price based on their net asset value per share next determined after an order is received, plus a sales charge as follows (unless the investor qualifies for a reduction or waiver as described under "Sales Charge Reductions and Waivers," below):

                                                             SALES CHARGE        SALES CHARGE
                                                            AS A PERCENTAGE     AS A PERCENTAGE
                                                               OF PUBLIC            OF NET
                  AMOUNT OF TRANSACTION                        OFFERING         AMOUNT INVESTED
---------------------------------------------------------   ---------------     ---------------
Less than $50,000                                                 5.75%               6.10%
---------------------------------------------------------
$50,000 but less than $100,000                                    4.50                4.71
---------------------------------------------------------
$100,000 but less than $250,000                                   3.50                3.63
---------------------------------------------------------
$250,000 but less than $500,000                                   2.50                2.56
---------------------------------------------------------
$500,000 but less than $1 million                                 2.00                2.04
---------------------------------------------------------
$1 million or more                                                   0                   0
---------------------------------------------------------


Shares of the Bond Fund are sold at their public offering price based on their net asset value per share next determined after an order is received, plus a sales charge as follows:

                                                             SALES CHARGE        SALES CHARGE
                                                            AS A PERCENTAGE     AS A PERCENTAGE
                                                               OF PUBLIC            OF NET
                  AMOUNT OF TRANSACTION                        OFFERING         AMOUNT INVESTED
---------------------------------------------------------   ---------------     ---------------
Less than $50,000                                                 4.75%               4.99%
---------------------------------------------------------
$50,000 but less than $100,000                                    4.50                4.71
---------------------------------------------------------
$100,000 but less than $250,000                                   3.50                3.63
---------------------------------------------------------
$250,000 but less than $500,000                                   2.50                2.56
---------------------------------------------------------
$500,000 but less than $1 million                                 2.00                2.04
---------------------------------------------------------
$1 million or more                                                   0                   0
---------------------------------------------------------


DEALER CONCESSION. A dealer or Riggs Bank may receive up to 100% of the applicable sales charge on the Bond Fund, Stock Fund, and Small Capitalization Fund. Any portion of the sales charge which is not paid to Riggs Bank or a dealer will be retained by the distributor. If accepted by Riggs Bank or a dealer, such payments will be predicated upon the amount of Fund shares sold. Such payments may take the form of cash or promotional incentives, such as payment of certain expenses of qualified employees and their spouses to attend informational meetings about the Funds or other special events at recreational facilities, or items of material value. In some instances, these incentives will be made available only to dealers whose employees have sold or may sell significant amounts of shares. The Staff of the Securities and Exchange Commission has indicated that dealers who receive more than 90% of the sales charge may be considered underwriters.


OTHER PAYMENTS TO FINANCIAL INSTITUTIONS. The distributor, the Adviser, or their affiliates may also offer to pay a fee from their own assets to financial institutions as financial assistance for providing substantial marketing and sales support. The support may include initiating customer accounts, providing sales literature, or participating in sales, educational and training seminars (including those held at recreational facilities). Such assistance will be predicated upon the amount of shares the financial institution sells or may sell and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Adviser or its affiliates.

SALES CHARGE REDUCTIONS

REDUCING THE SALES CHARGE.  The sales charge can be reduced through:

     - quantity discounts and accumulated purchases;

     - signing a 13-month letter of intent; or

     - concurrent purchases.

QUANTITY DISCOUNTS AND ACCUMULATED PURCHASES. As shown in the table above, larger purchases of the Bond Fund, Stock Fund, and Small Capitalization Fund reduce the sales charge paid. Reductions in sales charges apply to same day purchases by members of a family unit consisting of husband, wife and children under the age of 21, purchasing securities for their own account or a trustee or other fiduciary purchasing for a single fiduciary account or single trust estate.

The right to accumulate purchases allows the investor to combine the amount being invested in shares of the Bond Fund, Stock Fund, or Small Capitalization Fund with the aggregate net asset value of the shares owned in these Funds to determine reduced sales charges in accordance with the above sales charge schedule. For example, if a shareholder already owns shares of the Stock Fund having a current value at the public offering price of $40,000 and he purchases $10,000 more at the current public offering price, the sales charge on only the additional purchase according to the schedule now in effect would be 4.50%, not 5.75%. If the shareholder wants to receive the benefit of the reduced sales charge on the entire $50,000 purchase, the shareholder should sign a letter of intent. To obtain the discount, the investor must provide the distributor or Riggs Bank with sufficient information at the time of purchase to permit verification that the purchase qualifies for a reduced sales charge and confirmation of the purchase is subject to such verification.

LETTER OF INTENT. If a shareholder intends to purchase at least $50,000 of shares in the Bond Fund, Stock Fund, or Small Capitalization Fund over the next 13 months, the sales charge may be reduced by signing a letter of intent to that effect. This letter of intent includes a provision for a sales charge adjustment depending on the amount actually purchased within the 13-month period and a provision for the Fund's custodian to hold up to 5.75% (4.75% with respect to the Bond Fund) of the total amount intended to be purchased in escrow (in shares of that Fund) until such purchase is completed.

The amount held in escrow will be applied to the shareholder's account at the end of the 13-month period unless the amount specified in the letter of intent is not purchased. In this event, an appropriate number of escrowed shares may be redeemed in order to pay the difference in the sales charge applicable to the purchases made and the charges previously paid.


This letter of intent will not obligate the shareholder to purchase shares, but if the shareholder does, each purchase during the period will be at the sales charge applicable to the total amount intended to be purchased. At the time a letter of intent is established, current balances in accounts in the Bond Fund, Stock Fund, or Small Capitalization Fund will be aggregated to provide a purchase credit toward fulfillment of the letter of intent. Prior trade prices will not be adjusted.

CONCURRENT PURCHASES. For purposes of qualifying for a sales charge reduction, a shareholder has the privilege of combining concurrent purchases in the Bond Fund, Stock Fund, and the Small Capitalization Fund, the purchase price of which includes a sales charge. For example, if a shareholder concurrently invested $30,000 in the Bond Fund, $10,000 in the Stock Fund, and $10,000 in the Small Capitalization Fund.

Amounts currently invested would be aggregated to determine the reduced sales charge in accordance with the above sales charge schedule. To obtain the discount, the investor or his financial institution must notify the distributor or Riggs Bank in writing at the time of the concurrent purchase to permit confirmation.

SALES CHARGE WAIVERS


PURCHASES AT NET ASSET VALUE. Shares of the Bond Fund, Stock Fund, and Small Capitalization Fund may be purchased at net asset value, without a sales charge: by or through the Trust Division or the Private Banking Division of Riggs Bank; by directors, employees, and retired employees of the Funds, Riggs National Corporation and/or its subsidiaries, or Federated Securities Corp., or their affiliates, and their spouses and children under the age of 21; by, in each case for their own account, any bank or any investment dealer that has a sales agreement with Federated Securities Corp. with regard to the Bond Fund, Stock Fund, and Small Capitalization Fund; by anyone purchasing Shares with funds of a qualified plan currently held in custody by Riggs Bank; or by a registered investment adviser that has entered into a written agreement with RIMCO, or is purchasing through an entity that has a written agreement with RIMCO, and, in each case, is purchasing on behalf of its clients. In addition, no sales charge will be imposed on shares purchased through a wrap account or no transaction fee program if the sponsor of the wrap account or no transaction fee program has entered into a written agreement with RIMCO.


PURCHASES WITH PROCEEDS FROM REDEMPTIONS OF UNAFFILIATED MUTUAL FUND SHARES.
 Investors may purchase shares of the Bond Fund, Stock Fund, and Small Capitalization Fund at net asset value, without a sales charge, with the proceeds from the redemption of shares of a mutual fund which was sold with a sales charge or commission. The purchase must be made within 60 days of the redemption, and the distributor must be notified by the investor in writing, or by his financial institution, at the time the purchase is made. This offer is not available for the redemption of mutual fund shares that were or would be subject to a contingent deferred sales charge upon redemption.

REINVESTMENT PRIVILEGE. If shares in the Bond Fund, Stock Fund, or Small Capitalization Fund have been redeemed, the shareholder has a one-time right, within 30 days of redemption, to reinvest the redemption proceeds in one of these funds at the next-determined net asset value without any sales charge. Riggs Bank or the distributor must be notified in writing by the shareholder or by his financial institution of the reinvestment within 30 days after the effective date of the redemption. If the shareholder redeems his shares in a Fund, there may be tax consequences.


SYSTEMATIC INVESTMENT PROGRAM

Once a Fund account has been opened, shareholders may add to their investment on a regular basis in a minimum amount of $50. Under this program, funds may be automatically withdrawn on a periodic schedule from the shareholder's checking or savings account or an account in one of the RIMCO Monument Funds and invested in Fund shares at the net asset value next determined after an order is received plus the applicable sales charge. Shareholders may apply for participation in this program through Riggs Bank or an authorized broker or dealer.

Due to the nature of the Cash Sweep Program, systematic investment privileges are unavailable to participants in that program.

RETIREMENT PLANS

Shares of the Funds can be purchased as an investment for retirement plans or for IRA accounts. For further details, contact Riggs Bank and consult a tax adviser.

CERTIFICATES AND CONFIRMATIONS

As transfer agent for the Fund, Federated Shareholder Services Company maintains a share account for each shareholder of record. Share certificates are not issued unless requested by contacting Riggs Bank in writing.

With respect to the U.S. Treasury Money Market Fund and Prime Money Market Fund, shareholders will receive monthly statements showing all account activity for the statement period which will serve as the confirmation of all reported account activity. With respect to the Bond Fund, Stock Fund, and Small Capitalization Fund, detailed confirmations of each purchase or redemption are sent to each shareholder. In addition, shareholders will receive monthly statements showing all account activity for the statement period.

DIVIDENDS

With respect to the U.S. Treasury Money Market Fund, Prime Money Market Fund, and Bond Fund, dividends are declared daily and paid monthly. Unless shareholders request cash payments by so indicating on the account application or by writing to one of these Funds, dividends are automatically reinvested in additional shares of the respective Fund on payment dates at net asset value on the ex-dividend date without a sales charge.

With respect to the Stock Fund and Small Capitalization Fund, dividends are declared and paid quarterly. Unless cash payments are requested by shareholders in writing to the appropriate Fund or by indication on the account application, dividends are automatically reinvested in additional shares of the Fund on payment dates at the ex-dividend date net asset value without a sales charge.

CAPITAL GAINS

Capital gains realized by a Fund, if any, will be distributed at least once every 12 months.


EXCHANGES
--------------------------------------------------------------------------------

A shareholder may generally exchange shares of one Fund for shares of any of the other Funds in the Trust by calling the number on the front page of this prospectus, or by writing to Riggs Bank. Shares purchased by check are eligible for exchange after seven days.

Orders to exchange shares of one Fund for shares of any of the other Funds will be executed by redeeming the shares owned and purchasing shares of any of the other Funds at the net asset value determined after the exchange request is received. Orders for exchanges received by a Fund prior to 4:00 p.m. (Washington, D.C. time) on any day that Fund is open for business will be executed as of the close of business that day. Orders for exchanges received after 4:00 p.m. (Washington, D.C. time) on any business day will be executed at the close of the next business day.

An authorization form permitting a Fund to accept telephone exchange requests must first be completed. It is recommended that investors request this privilege on the account application at the time of their initial application. If not completed at the time of initial application, authorization forms and information on this service can be obtained through Riggs Bank. Telephone exchange instructions may be recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Shares of Funds with a sales charge may be exchanged at net asset value for shares of other Funds with an equal sales charge or no sales charge. Shares of Funds with a sales charge may be exchanged for shares of Funds with a higher sales charge at net asset value, plus the additional sales charge. Shares of Funds with no sales charge, whether acquired by direct purchase, reinvestment of dividends on such shares, or otherwise, may be exchanged for shares of Funds with a sales charge at net asset value, plus the applicable sales charge. When an exchange is made from a fund with a sales charge to a fund with no sales charge, the shares exchanged and additional shares which have been purchased by reinvesting dividends or capital gains on such shares retain the character of the exchanged shares for purposes of exercising further exchange privileges.
An excessive number of exchanges may be disadvantageous to the Trust. Therefore, the Trust, in addition to its right to reject any exchange, reserves the right to modify or terminate the exchange privilege at any time. Shareholders would be notified prior to any modification or termination.

An exchange order must comply with the requirements for a redemption and must specify the dollar value or number of shares to be exchanged. Exchanges are subject to the minimum initial investment requirement of the Fund being acquired. An exchange constitutes a sale for federal income tax purposes.

The exchange privilege is only available in states where shares of the Fund being acquired may legally be sold.

Due to the nature of the Cash Sweep Program, exchange privileges are unavailable to participants in that program.


REDEEMING SHARES
--------------------------------------------------------------------------------

Each Fund redeems shares at their net asset value next determined after Riggs Bank receives the redemption request.

Redemptions will be made on days on which both the New York Stock Exchange and Federal Reserve Wire system are open for business. Telephone or written requests for redemption must be received in proper form by Riggs Bank.

CASH SWEEP PROGRAM. Clients of Riggs Bank who have executed a Cash Sweep Service Agreement should refer to the Agreement for information about redeeming Class B Shares of Prime Money Market Fund purchased through that program.

BY TELEPHONE. A shareholder may redeem shares of a Fund by calling the number on the front page of this prospectus. Shares will be redeemed at the net asset value next determined after a Fund receives the redemption request from Riggs Bank. Although Riggs Bank does not charge for telephone redemptions, it reserves the right to charge a fee for the cost of wire-transferred redemptions of less than $5,000, or in excess of one per month.

With respect to the U.S. Treasury Money Market Fund and Prime Money Market Fund, redemption requests received before 11:00 a.m. (Washington, D.C. time) will be wired the same day, but will not be entitled to that day's dividend. Riggs Bank is responsible for promptly submitting redemption requests and providing proper written redemption instructions to a Fund. If, at any time, a Fund should determine it necessary to terminate or modify this method of redemption, shareholders would be promptly notified. With respect to the Bond Fund, Stock Fund, and Small Capitalization Fund, a redemption request must be received by Riggs Bank before 4:00 p.m. (Washington D.C. time) in order for shares to be redeemed at that day's net asset value.

An authorization form permitting a Fund to accept telephone redemption requests must first be completed. It is recommended that investors request this privilege at the time of their initial application. If not completed at the time of initial application, authorization forms and information on this service can be obtained through Riggs Bank. Telephone redemption instructions may be recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption, such as by mail, should be considered.

BY MAIL. Shareholders may redeem shares of a Fund by sending a written request to Riggs Bank N.A., P.O. Box 96656, Washington, D.C. 20090-6656. The written request should include the shareholder's name, the Fund name, the account number, and the share or dollar amount requested, and should be signed by each registered owner exactly as the shares are registered. If share certificates have been issued, they must be properly endorsed and should be sent by registered or certified mail with the written request to Riggs Bank.


Shareholders requesting a redemption of any amount to be sent to an address other than that on record with a Fund, or a redemption payable other than to the shareholder of record must have signatures on written redemption requests guaranteed by:

     - a trust company or commercial bank whose deposits are insured by BIF, which is administered by the Federal Deposit Insurance Corporation ("FDIC");

     - a member of the New York, American, Midwest, or Pacific Stock Exchange;

     - a savings bank or savings association whose deposits are insured by SAIF, which is administered by the FDIC; or

     - any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934.

The Funds do not accept signatures guaranteed by a notary public.

The Trust and its transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Trust may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Trust and its transfer agent reserve the right to amend these standards at any time without notice.

Normally, a check for the proceeds is mailed to the shareholder within one business day, but in no event more than seven days, after receipt of a proper redemption request by mail or by wire. Upon shareholder request, the proceeds may be credited to an account at Riggs Bank.

SYSTEMATIC WITHDRAWAL PROGRAM

Shareholders who desire to receive payments of a predetermined amount may take advantage of the Systematic Withdrawal Program. Once a Fund account has been opened, shareholders may withdraw from their investment on a regular basis in a minimum amount of $50. Under this program, Fund shares are redeemed to provide for periodic withdrawal payments in an amount directed by the shareholder. In addition, shareholders may make arrangements to have amounts systematically withdrawn from their accounts in the Money Market Funds and automatically invested in shares of one of the other RIMCO Monument Funds. Depending upon the amount of the withdrawal payments, the amount of dividends paid and capital gains distributions with respect to Fund shares, and the fluctuation of the net asset value of Fund shares redeemed under this program, redemptions may reduce, and eventually deplete, the shareholder's investment in the Fund. For this reason, payments under this program should not be considered as yield or income on the shareholder's investment in the Fund. To be eligible to participate in this program, a shareholder must have an account value of at least $10,000. A shareholder may apply for participation in this program through Riggs Bank or an authorized broker or dealer. Due to the fact that shares of the Bond Fund, Stock Fund, and Small Capitalization Fund are sold with a sales charge, it is not advisable for shareholders of these Funds to be purchasing shares while participating in this program.

Due to the nature of the Cash Sweep Program, systematic withdrawal privileges are not available to participants in that program.


ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, the Fund may redeem shares in any account and pay the proceeds to the shareholder if the account balance falls below the required minimum value of $1,000 due to shareholder redemptions. Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement. The required minimum value may be waived for employees or retirees of the Riggs National Corporation and/or its subsidiaries, employees of any broker/dealer operating on the premises of Riggs Bank, and their spouses and children under 21.

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

VOTING RIGHTS

Each share of a Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of each Fund in the Trust have equal voting rights, except that in matters affecting only a particular Fund or class only shareholders of that Fund or class are entitled to vote. As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the operation of the Trust or a Fund and for the election of Trustees under certain circumstances. As of June 3, 1996, Riggs Bank may for certain purposes be deemed to control the Funds because it is owner of record of certain shares of the Funds.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of the shareholders shall be called by the Trustees upon the written request of shareholders owning at least 10% of the Trust's outstanding shares.

EFFECT OF BANKING LAWS
--------------------------------------------------------------------------------

The Glass-Steagall Act and other banking laws and regulations presently prohibit a bank holding company registered under the Bank Holding Company Act of 1956 or any affiliate thereof from sponsoring, organizing or controlling a registered, open-end investment company continuously engaged in the issuance of its shares, and from issuing, underwriting, selling or distributing securities in general. Such laws and regulations do not prohibit such a holding company or affiliate from acting as investment adviser, transfer agent, or custodian to such an investment company or from purchasing shares of such a company as agent for and upon the order of their customers. Riggs Bank, its parent, Riggs National Corporation, and Riggs affiliates are broadly subject to these requirements.

Riggs Bank believes that it and its affiliates may perform those services for the Trust contemplated by those agreements entered into between them and the Trust without violating the laws or regulations referred to above. Changes in either federal or state statutes and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as further judicial or administrative decisions or interpretations of present or future statutes and regulations, could prevent these entities from continuing to perform all or a part of the above services. If this happens, the Trustees would consider alternative means of continuing available services. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences.

State securities laws governing the ability of depository institutions to act as underwriters or distributors of securities may differ from requirements currently imposed under applicable federal banking and securities laws, and, therefore, banks and financial institutions may be required to register as dealers pursuant to state law.

TAX INFORMATION
--------------------------------------------------------------------------------

FEDERAL INCOME TAX

The Funds anticipate that they will pay no federal income tax because each Fund expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

Each Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by a Fund will not be combined for tax purposes with those realized by any of the other Funds.

Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions received. This applies whether dividends and distributions are received in cash or as additional shares. Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

From time to time the Bond Fund, the Stock Fund, and the Small Capitalization Fund may advertise total return and all of the Funds may advertise yield. The U.S. Treasury Money Market Fund and Prime Money Market Fund may also advertise effective yield.

Total return represents the change, over a specified period of time, in the value of an investment in a Fund after reinvesting all income and capital gains distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

The yields of the U.S. Treasury Money Market Fund and Prime Money Market Fund represent the annualized rate of income earned on an investment in a Fund over a seven-day period. It is the annualized dividends earned during the period on the investment, shown as a percentage of the investment. The effective yield is calculated similarly to the yield, but, when annualized, the income earned on an investment in a Fund is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

With respect to the Prime Money Market Fund, yield and effective yield will be calculated separately for the Class A Shares and Class B Shares. Expense differences between Class A and Class B Shares may affect the performance of each class.


The yields of the Bond Fund, Stock Fund, and Small Capitalization Fund are calculated by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by the Fund over a thirty-day period by the maximum offering price per share of the Fund on the last day of the period. This number is then annualized using semi-annual compounding. The yield does not necessarily reflect income actually earned by the Fund and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

From time to time, advertisements for the Funds may refer to ratings, rankings, and other information in certain financial publications and/or compare the Funds' performance to certain indices.


ADDRESSES
--------------------------------------------------------------------------------

RIMCO Monument U.S. Treasury Money Market Fund
RIMCO Monument Prime Money Market Fund
  Class A Shares
  Class B Shares
RIMCO Monument Bond Fund
RIMCO Monument Stock Fund
RIMCO Monument Small Capitalization Equity Fund                  Federated Investors Tower
                                                                 Pittsburgh, Pennsylvania 15222-3779
----------------------------------------------------------------------------------------------------
Distributor
                   Federated Securities Corp.                    Federated Investors Tower
                                                                 Pittsburgh, Pennsylvania 15222-3779
----------------------------------------------------------------------------------------------------
Investment Adviser
                   Riggs Investment Management Corp.             808 17th Street N.W.
                                                                 Washington, D.C. 20006-3950
----------------------------------------------------------------------------------------------------
Custodian
                   Riggs Bank N.A.
                   RIMCO Monument Funds                          1120 Vermont Avenue N.W.
                                                                 Washington, D.C. 20005-3598
----------------------------------------------------------------------------------------------------
Transfer Agent, Dividend Disbursing Agent,
and Portfolio Accounting Services
                   Federated Shareholder Services Company        Federated Investors Tower
                                                                 Pittsburgh, Pennsylvania 15222-3779
----------------------------------------------------------------------------------------------------
Independent Auditors
                   Ernst & Young LLP                             One Oxford Centre
                                                                 Pittsburgh, Pennsylvania 15219
----------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                      RIMCO MONUMENT FUNDS
                                      COMBINED PROSPECTUS

                                      An Open-End Management
                                      Investment Company

                                      June 30, 1996
                                      (Revised November 4, 1996)
LOGO
FEDERATED INVESTORS

Federated Investors Tower
Pittsburgh, PA 15222-3779

Federated Securities Corp. is the distributor of the fund and is a subsidiary of Federated Investors

Cusip 766730303
Cusip 766730105
Cusip 766730402
Cusip 766730204
Cusip 766730501
Cusip 766730600
1061803A (11/96)




RIMCO MONUMENT FUNDS
--------------------------------------------------------------------------------
SUPPLEMENT TO THE COMBINED PROSPECTUS DATED JUNE 30, 1996

A. Please delete the "Expenses of the Funds--Bond Fund and Stock Fund" table on page 4 and replace it with the following:

                        SHAREHOLDER TRANSACTION EXPENSES

                                                                                BOND FUND    STOCK FUND
                                                                                ---------    ----------
Maximum Sales Charge Imposed on Purchases (as a percentage of offering
  price).....................................................................     4.75%        5.75%
Maximum Sales Charge Imposed on Reinvested Dividends
  (as a percentage of offering price)........................................      None         None
Contingent Deferred Sales Charge (as a percentage of original purchase price
  or redemption proceeds, as applicable).....................................      None         None
Redemption Fees (as a percentage of amount redeemed, if applicable)..........      None         None
Exchange Fee.................................................................      None         None


                         ANNUAL FUND OPERATING EXPENSES
                    (As a percentage of average net assets)

                                                                                BOND FUND    STOCK FUND
                                                                                ---------    ----------
Management Fee (after waiver) (1)............................................     0.35%         0.63%
12b-1 Fee....................................................................   None...          None
Total Other Expenses.........................................................     0.60%         0.33%
    Total Annual Fund Operating Expenses (2).................................     0.95%         0.96%


(1) The management fee of each Fund has been reduced to reflect the voluntary waiver by the investment adviser. The adviser can terminate this voluntary waiver of expenses at any time at its sole discretion. With respect to each Fund, the maximum management fee is 0.75%.

(2) The Annual Fund Operating Expenses for the fiscal year ended April 30, 1996 were 0.80% for the Bond Fund, and 0.96% for the Stock Fund. Absent the voluntary waiver of the management fee, as described in footnote number one above, the Annual Fund Operating Expenses would have been 1.20% for the Bond Fund, and 1.08% for the Stock Fund. The Annual Fund Operating Expenses for the Bond Fund, in the table above, are based on expenses expected to be incurred during the fiscal year ending April 30, 1997. During the course of this period expenses may be more or less than the average amount shown above.

    The purpose of this table is to assist the investor in understanding the various costs and expenses that a shareholder in the Funds will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "RIMCO Monument Funds Information." Wire-transferred redemptions of less than $5,000 or in excess of one per month may be subject to additional fees.

                                   EXAMPLE                                      BOND FUND    STOCK FUND
-----------------------------------------------------------------------------   ---------    ----------
You would pay the following expenses on a $1,000 investment assuming (1) 5%
annual return; (2) redemption at the end of each time period; and (3) payment of the maximum sales charge. As noted in the table above, the Funds charge no contingent deferred sales charge.
   1 Year....................................................................     $  57         $ 67
   3 Years...................................................................     $  76         $ 86
   5 Years...................................................................     $  98         $108
  10 Years...................................................................     $ 159         $169


    THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

B. Please delete the first bullet point under the heading "Acceptable Investments" on page 15 and replace it with the following:

"- domestic issues of corporate debt obligations and U.S. dollar denominated debt obligations of foreign corporations and governments rated Baa or better by Moody's, BBB or better by S&P or BBB or better by Fitch;"

C. Please delete the first two sentences of the second paragraph under the heading "Acceptable Investments" on page 15 and replace them with the following:

"The Fund will only purchase corporate debt obligations that at the time of purchase are rated investment grade or better. An investment grade security can range from the highest rating (AAA) to medium quality (BBB). Securities in the BBB category may be more susceptible to adverse economic conditions or changing circumstances and the securities at the lower end of the BBB category may have certain speculative characteristics. The Fund intends to limit its investment in bonds rated in the lowest investment grade category to 10% of its total assets."

D. Please delete the last sentence under the heading "Put and Call Options" on page 23 and add the following as the last sentence of the first paragraph under that heading:

"The Funds may also purchase call options which give the Funds the ability to purchase portfolio securities in the future at a price specified in the call option."

E. Please add the following as the third paragraph under the heading "Futures and Options on Futures" which begins on page 23:

"The Bond Fund, Stock Fund and Small Capitalization Fund may purchase call options on futures contracts as hedges against rising purchase prices of portfolio securities. These Funds will use these transactions to attempt to protect their ability to purchase portfolio securities in the future at price levels existing at the time they enter into the transactions. As a purchaser of a call option on a futures contract, these Funds are entitled (but not obligated) to purchase a futures contract at a fixed price at any time during the life of the option."

F. Please delete the third, fourth and fifth paragraphs under the heading "Adviser's Background" on page 26 and replace them with the following:

"Brian T. Shevlin is a Director of RIMCO and is responsible for fixed income strategy and management. Mr. Shevlin has fifteen years of diverse investment experience which includes institutional portfolio management positions with NCNB Texas Asset Management in Dallas, TX, Dewey Square Investors in Boston, MA and HT Investors, a subsidiary of Dewey Square. Prior to joining RIMCO, he served as Managing Director of 21st Century Investment Advisors. He also brings additional asset/liability management experience from positions with the Student Loan Marketing Association and Hospital Trust National Bank. Mr. Shevlin earned a B.S. degree in Finance from Providence College, Providence, RI. He assumed portfolio management responsibility of the RIMCO Bond Fund in September, 1996."

G. Please add the following as the last sentence under the heading "Minimum Investment Required" on page 30:

"The minimum investment may also be waived for investors participating in a payroll deduction program."

H. Please delete the "Purchases at Net Asset Value" section on page 33 and replace it with the following:

"PURCHASES AT NET ASSET VALUE. Shares of the Bond Fund, Stock Fund, and Small Capitalization Fund may be purchased at net asset value, without a sales charge: by or through the Trust Division or the Private Banking Division of Riggs Bank; by directors, employees, and retired employees of the Funds, Riggs National Corporation and/or its subsidiaries, or Federated Securities Corp., or their affiliates, and their spouses and children under the age of 21; by, in each case for their own account, any bank or any investment dealer that has a sales agreement with Federated Securities Corp. with regard to the Bond Fund, Stock Fund, and Small Capitalization Fund; by anyone purchasing Shares with funds of a qualified plan currently held in custody by Riggs Bank; or by a registered investment adviser that has entered into a written agreement with RIMCO, or is purchasing through an entity that has a written agreement with RIMCO, and, in each case, is purchasing on behalf of its clients. In addition, no sales charge will be imposed on shares purchased through a wrap account or no transaction fee program if the sponsor of the wrap account or no transaction fee program has entered into a written agreement with RIMCO."

                                                                November 1, 1996

LOGO
FEDERATED INVESTORS

Federated Investors Tower
Pittsburgh, PA 15222-3779

Federated Securities Corp. is the distributor of the funds and is a subsidiary of Federated Investors.

       Cusip 76630303
       Cusip 76630105
       Cusip 76630402
       Cusip 76630204
       Cusip 76630501
       Cusip 76630600
       G01269-02 (11/96)